FINANCIAL STATEMENTS

Transamerica Life Insurance Company

WRL Series Annuity Account

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

WRL Series Annuity Account

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of WRL Series Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of WRL Series Annuity Account indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of WRL Series Annuity Account as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Fidelity® VIP Contrafund® Service Class 2	TA BlackRock Government Money Market Initial Class
Fidelity® VIP Equity-Income Service Class 2	TA BlackRock Government Money Market Service Class
Fidelity® VIP Growth Opportunities Service Class 2	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
Fidelity® VIP Index 500 Service Class 2	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
ProFund Access VP High Yield	TA BlackRock iShares Edge 40 Initial Class
ProFund VP Asia 30	TA BlackRock iShares Edge 40 Service Class
ProFund VP Basic Materials	TA BlackRock Tactical Allocation Service Class
ProFund VP Bull	TA Goldman Sachs Managed Risk - Balanced ETF Service Class
ProFund VP Consumer Services	TA Goldman Sachs Managed Risk - Growth ETF Service Class
ProFund VP Emerging Markets	TA International Focus Initial Class
ProFund VP Europe 30	TA International Focus Service Class
ProFund VP Falling U.S. Dollar	TA Janus Balanced Service Class
ProFund VP Financials	TA Janus Mid-Cap Growth Initial Class
ProFund VP Government Money Market	TA Janus Mid-Cap Growth Service Class
ProFund VP International	TA JPMorgan Asset Allocation - Conservative Initial Class
ProFund VP Japan	TA JPMorgan Asset Allocation - Conservative Service Class
ProFund VP Mid-Cap	TA JPMorgan Asset Allocation - Growth Initial Class
ProFund VP NASDAQ-100	TA JPMorgan Asset Allocation - Growth Service Class
ProFund VP Oil & Gas	TA JPMorgan Asset Allocation - Moderate Initial Class

ProFund VP Pharmaceuticals	TA JPMorgan Asset Allocation - Moderate Service Class
ProFund VP Precious Metals	TA JPMorgan Asset Allocation - Moderate Growth Initial Class
ProFund VP Short Emerging Markets	TA JPMorgan Asset Allocation - Moderate Growth Service Class
ProFund VP Short International	TA JPMorgan Enhanced Index Initial Class
ProFund VP Short NASDAQ-100	TA JPMorgan Enhanced Index Service Class
ProFund VP Short Small-Cap	TA JPMorgan International Moderate Growth Initial Class
ProFund VP Small-Cap	TA JPMorgan International Moderate Growth Service Class
ProFund VP Small-Cap Value	TA JPMorgan Mid Cap Value Initial Class
ProFund VP Telecommunications	TA JPMorgan Mid Cap Value Service Class
ProFund VP U.S. Government Plus	TA JPMorgan Tactical Allocation Initial Class
ProFund VP UltraSmall-Cap	TA JPMorgan Tactical Allocation Service Class
ProFund VP Utilities	TA Morgan Stanley Capital Growth Initial Class
TA Aegon Bond Initial Class	TA Morgan Stanley Capital Growth Service Class
TA Aegon Bond Service Class	TA Multi-Managed Balanced Initial Class
TA Aegon Core Bond Initial Class	TA Multi-Managed Balanced Service Class
TA Aegon Core Bond Service Class	TA PIMCO Tactical - Balanced Service Class
TA Aegon High Yield Bond Initial Class	TA PIMCO Tactical - Conservative Service Class
TA Aegon High Yield Bond Service Class	TA PIMCO Tactical - Growth Service Class
TA Aegon Sustainable Equity Income Initial Class	TA Small/Mid Cap Value Initial Class
TA Aegon Sustainable Equity Income Service Class	TA Small/Mid Cap Value Service Class
TA Aegon U.S. Government Securities Initial Class	TA T. Rowe Price Small Cap Initial Class
TA Aegon U.S. Government Securities Service Class	TA T. Rowe Price Small Cap Service Class
TA BlackRock Global Real Estate Securities Initial Class	TA WMC US Growth Initial Class
TA BlackRock Global Real Estate Securities Service Class	TA WMC US Growth Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of WRL Series Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of WRL Series Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agent, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of WRL Series Annuity Account since 2014.

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® VIP Contrafund® Service Class 2	490,669.059	$17,260,225	$17,929,047	$(196)	$17,928,851	499,436	$15.457028	$37.393867
Fidelity® VIP Equity-Income Service Class 2	265,972.970	5,716,674	6,040,246	46	6,040,292	200,273	14.032929	31.413727
Fidelity® VIP Growth Opportunities Service Class 2	63,276.256	2,925,888	2,525,355	9	2,525,364	79,963	20.981757	34.276700
Fidelity® VIP Index 500 Service Class 2	147.536	39,653	54,544	3	54,547	1,494	17.049357	36.519461
ProFund Access VP High Yield	81,796.158	2,121,599	1,929,571	(1)	1,929,570	114,333	9.316853	17.282627
ProFund VP Asia 30	15,003.473	828,418	532,023	32	532,055	65,221	7.655120	10.019760
ProFund VP Basic Materials	33,891.293	2,487,937	2,589,295	3	2,589,298	159,805	13.155121	16.729422
ProFund VP Bull	127,863.722	7,082,253	6,224,406	(15)	6,224,391	251,079	14.491583	25.851202
ProFund VP Consumer Services	41,537.909	3,061,427	2,175,756	(17)	2,175,739	85,939	12.078728	26.430836
ProFund VP Emerging Markets	266,984.876	8,868,299	6,679,962	(15)	6,679,947	930,384	6.757284	10.828329
ProFund VP Europe 30	21,414.740	501,436	482,260	(18)	482,242	50,606	8.562350	12.750710
ProFund VP Falling U.S. Dollar	1,395.271	25,306	21,069	(2)	21,067	4,212	4.718721	7.948644
ProFund VP Financials	51,152.797	2,247,649	2,160,183	11	2,160,194	175,576	11.346174	21.744708
ProFund VP Government Money Market	7,852,988.570	7,852,989	7,852,989	(45)	7,852,944	918,365	7.725129	9.405812
ProFund VP International	324,721.684	6,760,359	5,783,293	(2)	5,783,291	770,413	7.016669	10.651420
ProFund VP Japan	7,230.111	393,140	350,516	93	350,609	35,349	9.439408	17.893236
ProFund VP Mid-Cap	271,380.504	4,949,962	3,983,866	(15)	3,983,851	202,085	11.872066	20.366432
ProFund VP NASDAQ-100	221,076.324	12,711,705	8,447,326	6	8,447,332	178,951	17.955603	50.037617
ProFund VP Oil & Gas	97,018.040	3,214,034	4,296,929	23	4,296,952	384,863	10.493120	12.091007
ProFund VP Pharmaceuticals	59,733.452	2,118,860	2,228,655	6	2,228,661	104,282	12.227767	22.323929
ProFund VP Precious Metals	71,466.081	1,933,525	1,788,796	4	1,788,800	331,943	4.860422	12.546960
ProFund VP Short Emerging Markets	1,530.963	42,091	40,923	(5)	40,918	23,117	1.558560	4.889924
ProFund VP Short International	490.809	14,450	13,875	(12)	13,863	5,648	2.259418	5.655195
ProFund VP Short NASDAQ-100	24,888.055	459,595	453,460	3	453,463	831,584	0.503933	2.792806
ProFund VP Short Small-Cap	6,740.807	172,157	177,485	(3)	177,482	228,639	0.714562	4.562166
ProFund VP Small-Cap	72,856.673	3,067,823	2,174,772	81	2,174,853	115,411	10.521797	19.522775
ProFund VP Small-Cap Value	47,392.833	2,200,293	1,887,657	(3)	1,887,654	99,621	10.974862	19.635952
ProFund VP Telecommunications	14,370.393	488,332	419,615	1	419,616	44,403	8.211708	12.022489
ProFund VP U.S. Government Plus	26,243.394	657,066	348,250	(11)	348,239	31,827	6.059313	12.016079
ProFund VP UltraSmall-Cap	150,061.540	2,774,260	1,692,694	14	1,692,708	121,651	8.956062	21.681586
ProFund VP Utilities	75,833.218	3,164,769	3,147,079	4	3,147,083	156,957	13.796983	20.611039
TA Aegon Bond Initial Class	1,825,210.040	21,059,317	16,755,428	(13)	16,755,415	1,155,553	8.670261	15.656797
TA Aegon Bond Service Class	9,685.010	108,111	88,037	(8)	88,029	6,576	9.356282	13.861047
TA Aegon Core Bond Initial Class	2,221,890.413	28,685,793	23,640,914	3	23,640,917	926,802	8.968735	38.979219
TA Aegon Core Bond Service Class	24,007.234	334,571	276,323	(2)	276,321	20,450	9.500243	14.201880
TA Aegon High Yield Bond Initial Class	667,154.869	4,921,285	4,303,149	18	4,303,167	190,345	10.415095	24.053309
TA Aegon High Yield Bond Service Class	8,010.856	60,554	52,711	(3)	52,708	2,369	10.843856	22.927091
TA Aegon Sustainable Equity Income Initial Class	2,603,541.393	51,014,763	45,744,222	(20)	45,744,202	1,181,665	10.926689	43.652779
TA Aegon Sustainable Equity Income Service Class	22,515.226	428,560	396,493	16	396,509	12,602	11.493422	31.750969
TA Aegon U.S. Government Securities Initial Class	562,021.010	6,222,701	5,018,848	(10)	5,018,838	402,946	8.333779	13.425915
TA Aegon U.S. Government Securities Service Class	9,280.160	115,659	86,027	(2)	86,025	7,177	9.220464	12.044328
TA BlackRock Global Real Estate Securities Initial Class	1,511,085.838	17,218,537	13,781,103	(1)	13,781,102	435,449	9.867223	40.569639
TA BlackRock Global Real Estate Securities Service Class	33,153.466	397,940	323,246	3	323,249	12,310	10.287632	27.005973

See accompanying notes.	5

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock Government Money Market Initial Class	33,587,862.895	$33,587,863	$33,587,863	$(194)	$33,587,669	2,679,404	$7.698081	$15.606347
TA BlackRock Government Money Market Service Class	410,607.150	410,607	410,607	(9)	410,598	44,916	8.513525	9.585516
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	59,827.098	597,142	494,770	1	494,771	42,267	9.915649	12.000692
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	106,069.620	1,151,468	940,838	(2)	940,836	80,910	9.275293	11.894410
TA BlackRock iShares Edge 40 Initial Class	175,952.114	1,654,327	1,444,567	(4)	1,444,563	82,261	10.430653	18.871643
TA BlackRock iShares Edge 40 Service Class	2,152.470	17,891	17,543	8	17,551	956	10.970423	18.525578
TA BlackRock Tactical Allocation Service Class	276,663.111	4,259,028	3,447,222	3	3,447,225	280,399	10.968251	12.544477
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	325,096.596	3,893,432	3,563,059	4	3,563,063	258,344	10.494885	14.184480
TA Goldman Sachs Managed Risk - Growth ETF Service Class	374,171.864	3,857,965	3,431,156	(5)	3,431,151	227,520	11.394275	15.522695
TA International Focus Initial Class	3,085,614.941	25,937,159	24,252,933	(3)	24,252,930	1,316,013	12.373500	22.163439
TA International Focus Service Class	21,121.087	172,773	161,999	–	161,999	5,945	13.024223	27.587612
TA Janus Balanced Service Class	481,303.457	8,145,344	6,940,396	(70)	6,940,326	3,840,781	1.620302	14.235918
TA Janus Mid-Cap Growth Initial Class	2,995,820.936	99,475,749	94,218,568	(12)	94,218,556	1,040,837	18.220845	115.195431
TA Janus Mid-Cap Growth Service Class	19,243.386	605,907	560,945	(11)	560,934	13,361	18.046861	42.995894
TA JPMorgan Asset Allocation - Conservative Initial Class	3,108,222.597	31,730,380	25,611,754	(45)	25,611,709	1,437,360	11.111065	19.457531
TA JPMorgan Asset Allocation - Conservative Service Class	77,541.892	778,359	628,865	5	628,870	32,722	11.141705	19.669703
TA JPMorgan Asset Allocation - Growth Initial Class	6,745,160.296	75,663,036	59,897,023	(48)	59,896,975	2,254,405	13.909138	27.902157
TA JPMorgan Asset Allocation - Growth Service Class	256,898.816	2,688,247	2,245,296	14	2,245,310	72,162	14.630571	31.812537
TA JPMorgan Asset Allocation - Moderate Initial Class	6,365,646.640	72,879,526	61,555,803	50	61,555,853	2,953,741	11.489828	22.259603
TA JPMorgan Asset Allocation - Moderate Service Class	137,755.592	1,513,158	1,307,301	(2)	1,307,299	57,013	11.990271	23.313205
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	9,909,036.973	118,234,734	95,027,665	20	95,027,685	4,124,986	12.411210	24.949539
TA JPMorgan Asset Allocation - Moderate Growth Service Class	318,991.895	3,554,171	2,995,334	9	2,995,343	113,386	13.056274	27.156229
TA JPMorgan Enhanced Index Initial Class	1,739,358.438	40,445,764	34,387,116	(9)	34,387,107	912,969	16.242884	39.612760
TA JPMorgan Enhanced Index Service Class	3,489.044	80,422	68,560	2	68,562	1,547	17.075176	44.559298
TA JPMorgan International Moderate Growth Initial Class	212,182.724	2,122,355	1,809,919	16	1,809,935	144,158	11.337569	12.962143
TA JPMorgan International Moderate Growth Service Class	2,430.386	23,385	20,512	(2)	20,510	1,670	11.370270	12.446338
TA JPMorgan Mid Cap Value Initial Class	513,711.760	8,020,346	7,510,466	6	7,510,472	168,860	12.745957	49.400359
TA JPMorgan Mid Cap Value Service Class	6,541.775	107,667	93,155	14	93,169	2,000	13.401076	46.990200
TA JPMorgan Tactical Allocation Initial Class	1,819,129.995	25,456,777	20,956,378	23	20,956,401	625,233	10.720297	39.765926
TA JPMorgan Tactical Allocation Service Class	20,139.268	295,517	248,317	10	248,327	15,287	10.763671	16.396570
TA Morgan Stanley Capital Growth Initial Class	9,191,497.478	99,533,847	34,835,775	17	34,835,792	817,358	13.954700	46.016049
TA Morgan Stanley Capital Growth Service Class	118,454.093	1,042,110	369,577	(1)	369,576	9,124	14.683120	41.964156
TA Multi-Managed Balanced Initial Class	6,522,218.945	94,445,846	88,702,178	(30)	88,702,148	2,777,325	13.915718	33.192718
TA Multi-Managed Balanced Service Class	39,551.635	570,525	522,082	(1)	522,081	16,340	13.710908	32.921536
TA PIMCO Tactical - Balanced Service Class	87,668.863	1,020,942	765,349	5	765,354	657,954	1.040131	10.673162
TA PIMCO Tactical - Conservative Service Class	149,591.579	1,738,783	1,341,836	5	1,341,841	1,165,147	1.071053	10.943614
TA PIMCO Tactical - Growth Service Class	108,232.944	1,173,299	919,980	(2)	919,978	646,368	1.154957	11.860281
TA Small/Mid Cap Value Initial Class	3,346,507.790	64,493,518	63,014,742	(5)	63,014,737	1,355,356	13.253390	49.311457
TA Small/Mid Cap Value Service Class	72,150.978	1,353,731	1,305,933	(8)	1,305,925	27,489	13.932755	48.392186
TA T. Rowe Price Small Cap Initial Class	2,730,805.738	38,451,106	26,707,280	(28)	26,707,252	637,573	13.697036	47.534647

See accompanying notes.	6

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA T. Rowe Price Small Cap Service Class	37,448.705	$457,613	$317,940	$14	$317,954	6,028	$14.265687	$54.873699
TA WMC US Growth Initial Class	13,581,593.119	410,756,071	352,306,526	92	352,306,618	8,111,745	18.660378	44.774037
TA WMC US Growth Service Class	68,443.003	2,060,483	1,689,858	(4)	1,689,854	37,035	18.381071	46.623813

See accompanying notes.	7

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Fidelity® VIP Contrafund® Service Class 2	$17,393,191	$535,660	$17,928,851
Fidelity® VIP Equity-Income Service Class 2	5,872,681	167,611	6,040,292
Fidelity® VIP Growth Opportunities Service Class 2	2,456,982	68,382	2,525,364
Fidelity® VIP Index 500 Service Class 2	54,547	-	54,547
ProFund Access VP High Yield	1,901,292	28,278	1,929,570
ProFund VP Asia 30	504,820	27,235	532,055
ProFund VP Basic Materials	2,552,562	36,736	2,589,298
ProFund VP Bull	5,623,626	600,765	6,224,391
ProFund VP Consumer Services	1,923,581	252,158	2,175,739
ProFund VP Emerging Markets	6,484,780	195,167	6,679,947
ProFund VP Europe 30	374,016	108,226	482,242
ProFund VP Falling U.S. Dollar	21,067	-	21,067
ProFund VP Financials	2,030,492	129,702	2,160,194
ProFund VP Government Money Market	6,315,435	1,537,509	7,852,944
ProFund VP International	5,598,157	185,134	5,783,291
ProFund VP Japan	349,887	722	350,609
ProFund VP Mid-Cap	3,752,730	231,121	3,983,851
ProFund VP NASDAQ-100	8,022,611	424,721	8,447,332
ProFund VP Oil & Gas	4,208,929	88,023	4,296,952
ProFund VP Pharmaceuticals	2,041,088	187,573	2,228,661
ProFund VP Precious Metals	1,733,650	55,150	1,788,800
ProFund VP Short Emerging Markets	34,650	6,268	40,918
ProFund VP Short International	13,601	262	13,863
ProFund VP Short NASDAQ-100	440,913	12,550	453,463
ProFund VP Short Small-Cap	176,241	1,241	177,482
ProFund VP Small-Cap	2,050,623	124,230	2,174,853
ProFund VP Small-Cap Value	1,838,546	49,108	1,887,654
ProFund VP Telecommunications	395,138	24,478	419,616
ProFund VP U.S. Government Plus	309,247	38,992	348,239
ProFund VP UltraSmall-Cap	1,666,210	26,498	1,692,708
ProFund VP Utilities	2,934,906	212,177	3,147,083
TA Aegon Bond Initial Class	15,327,210	1,428,205	16,755,415
TA Aegon Bond Service Class	88,029	-	88,029
TA Aegon Core Bond Initial Class	22,355,955	1,284,962	23,640,917
TA Aegon Core Bond Service Class	276,321	-	276,321
TA Aegon High Yield Bond Initial Class	4,080,772	222,395	4,303,167
TA Aegon High Yield Bond Service Class	52,708	-	52,708
TA Aegon Sustainable Equity Income Initial Class	44,233,334	1,510,868	45,744,202
TA Aegon Sustainable Equity Income Service Class	396,509	-	396,509
TA Aegon U.S. Government Securities Initial Class	4,620,777	398,061	5,018,838
TA Aegon U.S. Government Securities Service Class	86,025	-	86,025

See accompanying notes.	8

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA BlackRock Global Real Estate Securities Initial Class	$13,066,218	$714,884	$13,781,102
TA BlackRock Global Real Estate Securities Service Class	323,249	-	323,249
TA BlackRock Government Money Market Initial Class	30,908,144	2,679,525	33,587,669
TA BlackRock Government Money Market Service Class	410,598	-	410,598
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	488,146	6,625	494,771
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	875,055	65,781	940,836
TA BlackRock iShares Edge 40 Initial Class	1,350,477	94,086	1,444,563
TA BlackRock iShares Edge 40 Service Class	17,551	-	17,551
TA BlackRock Tactical Allocation Service Class	3,122,129	325,096	3,447,225
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	3,540,483	22,580	3,563,063
TA Goldman Sachs Managed Risk - Growth ETF Service Class	3,384,741	46,410	3,431,151
TA International Focus Initial Class	22,872,686	1,380,244	24,252,930
TA International Focus Service Class	161,999	-	161,999
TA Janus Balanced Service Class	6,724,124	216,202	6,940,326
TA Janus Mid-Cap Growth Initial Class	93,157,117	1,061,439	94,218,556
TA Janus Mid-Cap Growth Service Class	560,934	-	560,934
TA JPMorgan Asset Allocation - Conservative Initial Class	23,031,741	2,579,968	25,611,709
TA JPMorgan Asset Allocation - Conservative Service Class	628,870	-	628,870
TA JPMorgan Asset Allocation - Growth Initial Class	57,438,433	2,458,542	59,896,975
TA JPMorgan Asset Allocation - Growth Service Class	2,245,310	-	2,245,310
TA JPMorgan Asset Allocation - Moderate Initial Class	58,114,769	3,441,084	61,555,853
TA JPMorgan Asset Allocation - Moderate Service Class	1,288,470	18,829	1,307,299
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	87,488,363	7,539,322	95,027,685
TA JPMorgan Asset Allocation - Moderate Growth Service Class	2,974,434	20,909	2,995,343
TA JPMorgan Enhanced Index Initial Class	31,157,904	3,229,203	34,387,107
TA JPMorgan Enhanced Index Service Class	68,562	-	68,562
TA JPMorgan International Moderate Growth Initial Class	1,682,132	127,803	1,809,935
TA JPMorgan International Moderate Growth Service Class	20,510	-	20,510
TA JPMorgan Mid Cap Value Initial Class	7,177,301	333,171	7,510,472
TA JPMorgan Mid Cap Value Service Class	93,169	-	93,169
TA JPMorgan Tactical Allocation Initial Class	20,042,508	913,893	20,956,401
TA JPMorgan Tactical Allocation Service Class	229,601	18,726	248,327
TA Morgan Stanley Capital Growth Initial Class	33,398,044	1,437,748	34,835,792
TA Morgan Stanley Capital Growth Service Class	369,576	-	369,576
TA Multi-Managed Balanced Initial Class	85,935,967	2,766,181	88,702,148
TA Multi-Managed Balanced Service Class	522,081	-	522,081
TA PIMCO Tactical - Balanced Service Class	758,804	6,550	765,354
TA PIMCO Tactical - Conservative Service Class	1,294,439	47,402	1,341,841
TA PIMCO Tactical - Growth Service Class	758,777	161,201	919,978
TA Small/Mid Cap Value Initial Class	59,790,885	3,223,852	63,014,737
TA Small/Mid Cap Value Service Class	1,305,925	-	1,305,925

See accompanying notes.	9

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA T. Rowe Price Small Cap Initial Class	$24,710,211	$1,997,041	$26,707,252
TA T. Rowe Price Small Cap Service Class	317,954	-	317,954
TA WMC US Growth Initial Class	348,030,498	4,276,120	352,306,618
TA WMC US Growth Service Class	1,689,854	-	1,689,854

See accompanying notes.	10

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount

Net Assets as of December 31, 2020:	$27,823,054	$6,832,372	$5,062,921	$47,023

Investment Income:
Reinvested Dividends	7,599	116,161	-	610
Investment Expense:
Mortality and Expense Risk and Administrative Charges	379,298	102,682	74,207	787

Net Investment Income (Loss)	(371,699)	13,479	(74,207)	(177)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,300,248	798,217	469,849	398
Realized Gain (Loss) on Investments	3,671,529	289,967	700,480	1,491

Net Realized Capital Gains (Losses) on Investments	6,971,777	1,088,184	1,170,329	1,889
Net Change in Unrealized Appreciation (Depreciation)	(384,608)	371,075	(576,910)	11,412

Net Gain (Loss) on Investment	6,587,169	1,459,259	593,419	13,301

Net Increase (Decrease) in Net Assets Resulting from Operations	6,215,470	1,472,738	519,212	13,124

Increase (Decrease) in Net Assets from Contract Transactions	(6,844,637)	(1,203,866)	(819,730)	4,306

Total Increase (Decrease) in Net Assets	(629,167)	268,872	(300,518)	17,430

Net Assets as of December 31, 2021:	$27,193,887	$7,101,244	$4,762,403	$64,453

Investment Income:
Reinvested Dividends	52,919	105,788	-	705
Investment Expense:
Mortality and Expense Risk and Administrative Charges	291,032	88,614	45,712	791

Net Investment Income (Loss)	(238,113)	17,174	(45,712)	(86)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,005,240	212,006	671,570	433
Realized Gain (Loss) on Investments	424,670	51,291	290,119	561

Net Realized Capital Gains (Losses) on Investments	1,429,910	263,297	961,689	994
Net Change in Unrealized Appreciation (Depreciation)	(8,517,954)	(745,394)	(2,730,737)	(13,646)

Net Gain (Loss) on Investment	(7,088,044)	(482,097)	(1,769,048)	(12,652)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,326,157)	(464,923)	(1,814,760)	(12,738)

Increase (Decrease) in Net Assets from Contract Transactions	(1,938,879)	(596,029)	(422,279)	2,832

Total Increase (Decrease) in Net Assets	(9,265,036)	(1,060,952)	(2,237,039)	(9,906)

Net Assets as of December 31, 2022:	$17,928,851	$6,040,292	$2,525,364	$54,547

See Accompanying Notes.
(1) See Footnote 1	11

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund Access VP High Yield Subaccount	ProFund VP Asia 30 Subaccount	ProFund VP Basic Materials Subaccount	ProFund VP Bull Subaccount

Net Assets as of December 31, 2020:	$2,291,643	$1,364,711	$1,611,889	$9,418,645

Investment Income:
Reinvested Dividends	51,495	-	5,095	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	28,512	19,078	30,794	144,015

Net Investment Income (Loss)	22,983	(19,078)	(25,699)	(144,015)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	188,972	40,904	615,246
Realized Gain (Loss) on Investments	(28,930)	69,757	67,773	985,045

Net Realized Capital Gains (Losses) on Investments	(28,930)	258,729	108,677	1,600,291
Net Change in Unrealized Appreciation (Depreciation)	(17,238)	(452,345)	324,791	636,171

Net Gain (Loss) on Investment	(46,168)	(193,616)	433,468	2,236,462

Net Increase (Decrease) in Net Assets Resulting from Operations	(23,185)	(212,694)	407,769	2,092,447

Increase (Decrease) in Net Assets from Contract Transactions	(384,655)	(425,022)	678,914	(2,669,750)

Total Increase (Decrease) in Net Assets	(407,840)	(637,716)	1,086,683	(577,303)

Net Assets as of December 31, 2021:	$1,883,803	$726,995	$2,698,572	$8,841,342

Investment Income:
Reinvested Dividends	63,950	3,126	4,680	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,333	8,547	37,753	103,630

Net Investment Income (Loss)	39,617	(5,421)	(33,073)	(103,630)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	73,459	23,597	940,646
Realized Gain (Loss) on Investments	(101,610)	(148,678)	38,451	369,792

Net Realized Capital Gains (Losses) on Investments	(101,610)	(75,219)	62,048	1,310,438
Net Change in Unrealized Appreciation (Depreciation)	(128,460)	(120,084)	(337,047)	(2,987,543)

Net Gain (Loss) on Investment	(230,070)	(195,303)	(274,999)	(1,677,105)

Net Increase (Decrease) in Net Assets Resulting from Operations	(190,453)	(200,724)	(308,072)	(1,780,735)

Increase (Decrease) in Net Assets from Contract Transactions	236,220	5,784	198,798	(836,216)

Total Increase (Decrease) in Net Assets	45,767	(194,940)	(109,274)	(2,616,951)

Net Assets as of December 31, 2022:	$1,929,570	$532,055	$2,589,298	$6,224,391

See Accompanying Notes.
(1) See Footnote 1	12

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Consumer Services Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP Europe 30 Subaccount	ProFund VP Falling U.S. Dollar Subaccount

Net Assets as of December 31, 2020:	$5,055,158	$7,851,658	$569,569	$61,308

Investment Income:
Reinvested Dividends	-	-	6,821	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	68,910	140,387	12,841	658

Net Investment Income (Loss)	(68,910)	(140,387)	(6,020)	(658)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	346,047	-	-	930
Realized Gain (Loss) on Investments	99,985	569,341	22,118	(583)

Net Realized Capital Gains (Losses) on Investments	446,032	569,341	22,118	347
Net Change in Unrealized Appreciation (Depreciation)	9,078	(2,847,423)	124,911	(4,944)

Net Gain (Loss) on Investment	455,110	(2,278,082)	147,029	(4,597)

Net Increase (Decrease) in Net Assets Resulting from Operations	386,200	(2,418,469)	141,009	(5,255)

Increase (Decrease) in Net Assets from Contract Transactions	(1,272,710)	2,535,558	44,854	(14,699)

Total Increase (Decrease) in Net Assets	(886,510)	117,089	185,863	(19,954)

Net Assets as of December 31, 2021:	$4,168,648	$7,968,747	$755,432	$41,354

Investment Income:
Reinvested Dividends	-	45,542	6,992	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	44,474	101,640	10,055	370

Net Investment Income (Loss)	(44,474)	(56,098)	(3,063)	(370)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,740	-	20,548	-
Realized Gain (Loss) on Investments	(266,441)	1,582	(10,488)	(2,774)

Net Realized Capital Gains (Losses) on Investments	(236,701)	1,582	10,060	(2,774)
Net Change in Unrealized Appreciation (Depreciation)	(1,006,460)	(1,396,111)	(75,989)	(133)

Net Gain (Loss) on Investment	(1,243,161)	(1,394,529)	(65,929)	(2,907)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,287,635)	(1,450,627)	(68,992)	(3,277)

Increase (Decrease) in Net Assets from Contract Transactions	(705,274)	161,827	(204,198)	(17,010)

Total Increase (Decrease) in Net Assets	(1,992,909)	(1,288,800)	(273,190)	(20,287)

Net Assets as of December 31, 2022:	$2,175,739	$6,679,947	$482,242	$21,067

See Accompanying Notes.
(1) See Footnote 1	13

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Financials Subaccount	ProFund VP Government Money Market Subaccount	ProFund VP International Subaccount	ProFund VP Japan Subaccount

Net Assets as of December 31, 2020:	$2,851,968	$6,362,890	$1,427,556	$468,936

Investment Income:
Reinvested Dividends	11,577	680	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,036	89,414	101,984	8,095

Net Investment Income (Loss)	(37,459)	(88,734)	(101,984)	(8,095)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	213,264	-	-	75,022
Realized Gain (Loss) on Investments	282,559	-	79,973	17,973

Net Realized Capital Gains (Losses) on Investments	495,823	-	79,973	92,995
Net Change in Unrealized Appreciation (Depreciation)	334,549	-	394,971	(74,591)

Net Gain (Loss) on Investment	830,372	-	474,944	18,404

Net Increase (Decrease) in Net Assets Resulting from Operations	792,913	(88,734)	372,960	10,309

Increase (Decrease) in Net Assets from Contract Transactions	(346,178)	(1,672,027)	5,628,354	121,835

Total Increase (Decrease) in Net Assets	446,735	(1,760,761)	6,001,314	132,144

Net Assets as of December 31, 2021:	$3,298,703	$4,602,129	$7,428,870	$601,080

Investment Income:
Reinvested Dividends	2,244	78,720	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	36,835	104,575	87,571	5,923

Net Investment Income (Loss)	(34,591)	(25,855)	(87,571)	(5,923)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,348	-	274,815	19,286
Realized Gain (Loss) on Investments	159,736	-	(43,396)	18,910

Net Realized Capital Gains (Losses) on Investments	189,084	-	231,419	38,196
Net Change in Unrealized Appreciation (Depreciation)	(641,884)	-	(1,443,734)	(93,967)

Net Gain (Loss) on Investment	(452,800)	-	(1,212,315)	(55,771)

Net Increase (Decrease) in Net Assets Resulting from Operations	(487,391)	(25,855)	(1,299,886)	(61,694)

Increase (Decrease) in Net Assets from Contract Transactions	(651,118)	3,276,670	(345,693)	(188,777)

Total Increase (Decrease) in Net Assets	(1,138,509)	3,250,815	(1,645,579)	(250,471)

Net Assets as of December 31, 2022:	$2,160,194	$7,852,944	$5,783,291	$350,609

See Accompanying Notes.
(1) See Footnote 1	14

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Mid-Cap Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Oil & Gas Subaccount	ProFund VP Pharmaceuticals Subaccount

Net Assets as of December 31, 2020:	$2,805,038	$15,667,230	$1,122,213	$3,195,710

Investment Income:
Reinvested Dividends	-	-	41,989	8,737
Investment Expense:
Mortality and Expense Risk and Administrative Charges	86,864	251,006	32,432	48,385

Net Investment Income (Loss)	(86,864)	(251,006)	9,557	(39,648)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	201,776	2,700,163	-	42,929
Realized Gain (Loss) on Investments	(165,532)	3,071,615	(324,121)	108,863

Net Realized Capital Gains (Losses) on Investments	36,244	5,771,778	(324,121)	151,792
Net Change in Unrealized Appreciation (Depreciation)	936,445	(2,115,906)	987,825	162,633

Net Gain (Loss) on Investment	972,689	3,655,872	663,704	314,425

Net Increase (Decrease) in Net Assets Resulting from Operations	885,825	3,404,866	673,261	274,777

Increase (Decrease) in Net Assets from Contract Transactions	2,340,543	(4,540,074)	860,278	(708,344)

Total Increase (Decrease) in Net Assets	3,226,368	(1,135,208)	1,533,539	(433,567)

Net Assets as of December 31, 2021:	$6,031,406	$14,532,022	$2,655,752	$2,762,143

Investment Income:
Reinvested Dividends	-	-	31,892	1,833
Investment Expense:
Mortality and Expense Risk and Administrative Charges	67,755	158,753	51,167	37,633

Net Investment Income (Loss)	(67,755)	(158,753)	(19,275)	(35,800)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	961,500	2,302,090	-	137,593
Realized Gain (Loss) on Investments	(260,536)	(323,458)	760,423	35,233

Net Realized Capital Gains (Losses) on Investments	700,964	1,978,632	760,423	172,826
Net Change in Unrealized Appreciation (Depreciation)	(1,617,375)	(6,579,594)	876,343	(346,761)

Net Gain (Loss) on Investment	(916,411)	(4,600,962)	1,636,766	(173,935)

Net Increase (Decrease) in Net Assets Resulting from Operations	(984,166)	(4,759,715)	1,617,491	(209,735)

Increase (Decrease) in Net Assets from Contract Transactions	(1,063,389)	(1,324,975)	23,709	(323,747)

Total Increase (Decrease) in Net Assets	(2,047,555)	(6,084,690)	1,641,200	(533,482)

Net Assets as of December 31, 2022:	$3,983,851	$8,447,332	$4,296,952	$2,228,661

See Accompanying Notes.
(1) See Footnote 1	15

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Precious Metals Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount	ProFund VP Short NASDAQ-100 Subaccount

Net Assets as of December 31, 2020:	$2,123,598	$36,846	$15,531	$120,323

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,808	768	281	2,180

Net Investment Income (Loss)	(31,808)	(768)	(281)	(2,180)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	1,166
Realized Gain (Loss) on Investments	260,100	(24,362)	(2,413)	(67,458)

Net Realized Capital Gains (Losses) on Investments	260,100	(24,362)	(2,413)	(66,292)
Net Change in Unrealized Appreciation (Depreciation)	(447,983)	26,499	(331)	26,034

Net Gain (Loss) on Investment	(187,883)	2,137	(2,744)	(40,258)

Net Increase (Decrease) in Net Assets Resulting from Operations	(219,691)	1,369	(3,025)	(42,438)

Increase (Decrease) in Net Assets from Contract Transactions	57,627	48,290	512	72,044

Total Increase (Decrease) in Net Assets	(162,064)	49,659	(2,513)	29,606

Net Assets as of December 31, 2021:	$1,961,534	$86,505	$13,018	$149,929

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	28,651	1,186	251	4,344

Net Investment Income (Loss)	(28,651)	(1,186)	(251)	(4,344)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,826	-	-
Realized Gain (Loss) on Investments	(35,750)	3,655	(4,400)	(6,757)

Net Realized Capital Gains (Losses) on Investments	(35,750)	5,481	(4,400)	(6,757)
Net Change in Unrealized Appreciation (Depreciation)	(249,404)	(1,479)	6,578	46,575

Net Gain (Loss) on Investment	(285,154)	4,002	2,178	39,818

Net Increase (Decrease) in Net Assets Resulting from Operations	(313,805)	2,816	1,927	35,474

Increase (Decrease) in Net Assets from Contract Transactions	141,071	(48,403)	(1,082)	268,060

Total Increase (Decrease) in Net Assets	(172,734)	(45,587)	845	303,534

Net Assets as of December 31, 2022:	$1,788,800	$40,918	$13,863	$453,463

See Accompanying Notes.
(1) See Footnote 1	16

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Short Small -Cap Subaccount	ProFund VP Small-Cap Subaccount	ProFund VP Small-Cap Value Subaccount	ProFund VP Telecommunications Subaccount

Net Assets as of December 31, 2020:	$44,406	$1,323,314	$1,040,185	$717,231

Investment Income:
Reinvested Dividends	-	-	2,216	8,226
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,097	45,168	36,663	11,357

Net Investment Income (Loss)	(1,097)	(45,168)	(34,447)	(3,131)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	122,725	-	-
Realized Gain (Loss) on Investments	(37,672)	205,414	183,490	24,296

Net Realized Capital Gains (Losses) on Investments	(37,672)	328,139	183,490	24,296
Net Change in Unrealized Appreciation (Depreciation)	16,217	(200,144)	273,266	86,978

Net Gain (Loss) on Investment	(21,455)	127,995	456,756	111,274

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,552)	82,827	422,309	108,143

Increase (Decrease) in Net Assets from Contract Transactions	19,929	1,605,363	915,150	(236,592)

Total Increase (Decrease) in Net Assets	(2,623)	1,688,190	1,337,459	(128,449)

Net Assets as of December 31, 2021:	$41,783	$3,011,504	$2,377,644	$588,782

Investment Income:
Reinvested Dividends	-	-	-	9,003
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,192	35,433	30,966	7,699

Net Investment Income (Loss)	(1,192)	(35,433)	(30,966)	1,304

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	274,808	361,745	-
Realized Gain (Loss) on Investments	(4,079)	(34,126)	(63,337)	(636)

Net Realized Capital Gains (Losses) on Investments	(4,079)	240,682	298,408	(636)
Net Change in Unrealized Appreciation (Depreciation)	14,844	(881,735)	(579,864)	(127,746)

Net Gain (Loss) on Investment	10,765	(641,053)	(281,456)	(128,382)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,573	(676,486)	(312,422)	(127,078)

Increase (Decrease) in Net Assets from Contract Transactions	126,126	(160,165)	(177,568)	(42,088)

Total Increase (Decrease) in Net Assets	135,699	(836,651)	(489,990)	(169,166)

Net Assets as of December 31, 2022:	$177,482	$2,174,853	$1,887,654	$419,616

See Accompanying Notes.
(1) See Footnote 1	17

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP U.S. Government Plus Subaccount	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount	TA Aegon Bond Initial Class Subaccount

Net Assets as of December 31, 2020:	$1,186,131	$2,636,200	$2,652,890	$28,392,123

Investment Income:
Reinvested Dividends	-	-	41,186	406,173
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,599	43,692	38,206	387,449

Net Investment Income (Loss)	(13,599)	(43,692)	2,980	18,724

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	165,731	241,160	-	1,605,233
Realized Gain (Loss) on Investments	(92,633)	535,717	(91,526)	102,885

Net Realized Capital Gains (Losses) on Investments	73,098	776,877	(91,526)	1,708,118
Net Change in Unrealized Appreciation (Depreciation)	(170,462)	(174,618)	413,622	(2,346,750)

Net Gain (Loss) on Investment	(97,364)	602,259	322,096	(638,632)

Net Increase (Decrease) in Net Assets Resulting from Operations	(110,963)	558,567	325,076	(619,908)

Increase (Decrease) in Net Assets from Contract Transactions	(213,952)	(355,676)	(365,809)	(2,892,449)

Total Increase (Decrease) in Net Assets	(324,915)	202,891	(40,733)	(3,512,357)

Net Assets as of December 31, 2021:	$861,216	$2,839,091	$2,612,157	$24,879,766

Investment Income:
Reinvested Dividends	-	-	33,609	503,854
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,859	27,442	46,955	290,437

Net Investment Income (Loss)	(7,859)	(27,442)	(13,346)	213,417

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	471,153	36,648	-
Realized Gain (Loss) on Investments	(204,941)	115,194	(93,142)	(794,375)

Net Realized Capital Gains (Losses) on Investments	(204,941)	586,347	(56,494)	(794,375)
Net Change in Unrealized Appreciation (Depreciation)	(102,602)	(1,803,122)	(43,651)	(3,123,600)

Net Gain (Loss) on Investment	(307,543)	(1,216,775)	(100,145)	(3,917,975)

Net Increase (Decrease) in Net Assets Resulting from Operations	(315,402)	(1,244,217)	(113,491)	(3,704,558)

Increase (Decrease) in Net Assets from Contract Transactions	(197,575)	97,834	648,417	(4,419,793)

Total Increase (Decrease) in Net Assets	(512,977)	(1,146,383)	534,926	(8,124,351)

Net Assets as of December 31, 2022:	$348,239	$1,692,708	$3,147,083	$16,755,415

See Accompanying Notes.
(1) See Footnote 1	18

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Aegon Bond Service Class Subaccount	TA Aegon Core Bond Initial Class Subaccount	TA Aegon Core Bond Service Class Subaccount	TA Aegon High Yield Bond Initial Class Subaccount

Net Assets as of December 31, 2020:	$164,131	$36,929,096	$358,838	$6,830,199

Investment Income:
Reinvested Dividends	1,730	939,796	8,414	343,500
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,163	475,162	5,240	95,284

Net Investment Income (Loss)	(433)	464,634	3,174	248,216

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,271	1,260,842	12,417	-
Realized Gain (Loss) on Investments	643	63,075	513	31,629

Net Realized Capital Gains (Losses) on Investments	8,914	1,323,917	12,930	31,629
Net Change in Unrealized Appreciation (Depreciation)	(12,513)	(2,620,450)	(25,944)	31,934

Net Gain (Loss) on Investment	(3,599)	(1,296,533)	(13,014)	63,563

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,032)	(831,899)	(9,840)	311,779

Increase (Decrease) in Net Assets from Contract Transactions	(24,783)	(5,745,855)	673	(1,642,629)

Total Increase (Decrease) in Net Assets	(28,815)	(6,577,754)	(9,167)	(1,330,850)

Net Assets as of December 31, 2021:	$135,316	$30,351,342	$349,671	$5,499,349

Investment Income:
Reinvested Dividends	2,822	750,954	7,176	274,889
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,610	367,320	4,487	68,538

Net Investment Income (Loss)	1,212	383,634	2,689	206,351

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	119,379	1,286	-
Realized Gain (Loss) on Investments	(6,534)	(646,710)	(3,273)	(89,309)

Net Realized Capital Gains (Losses) on Investments	(6,534)	(527,331)	(1,987)	(89,309)
Net Change in Unrealized Appreciation (Depreciation)	(15,520)	(3,936,135)	(49,073)	(776,602)

Net Gain (Loss) on Investment	(22,054)	(4,463,466)	(51,060)	(865,911)

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,842)	(4,079,832)	(48,371)	(659,560)

Increase (Decrease) in Net Assets from Contract Transactions	(26,445)	(2,630,593)	(24,979)	(536,622)

Total Increase (Decrease) in Net Assets	(47,287)	(6,710,425)	(73,350)	(1,196,182)

Net Assets as of December 31, 2022:	$88,029	$23,640,917	$276,321	$4,303,167

See Accompanying Notes.
(1) See Footnote 1	19

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Initial Class Subaccount

Net Assets as of December 31, 2020:	$194,496	$52,146,376	$682,427	$8,688,079

Investment Income:
Reinvested Dividends	8,877	1,256,220	13,521	164,313
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,964	823,240	9,451	111,451

Net Investment Income (Loss)	6,913	432,980	4,070	52,862

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	527,407
Realized Gain (Loss) on Investments	313	3,119,204	(954)	(11,928)

Net Realized Capital Gains (Losses) on Investments	313	3,119,204	(954)	515,479
Net Change in Unrealized Appreciation (Depreciation)	1,176	7,392,409	129,179	(890,712)

Net Gain (Loss) on Investment	1,489	10,511,613	128,225	(375,233)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,402	10,944,593	132,295	(322,371)

Increase (Decrease) in Net Assets from Contract Transactions	(140,907)	(5,278,937)	(53,113)	(1,949,405)

Total Increase (Decrease) in Net Assets	(132,505)	5,665,656	79,182	(2,271,776)

Net Assets as of December 31, 2021:	$61,991	$57,812,032	$761,609	$6,416,303

Investment Income:
Reinvested Dividends	3,017	1,048,874	8,708	59,230
Investment Expense:
Mortality and Expense Risk and Administrative Charges	769	681,903	7,408	83,070

Net Investment Income (Loss)	2,248	366,971	1,300	(23,840)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,701,904	16,448	-
Realized Gain (Loss) on Investments	(356)	445,343	20,495	(162,812)

Net Realized Capital Gains (Losses) on Investments	(356)	2,147,247	36,943	(162,812)
Net Change in Unrealized Appreciation (Depreciation)	(9,716)	(9,888,272)	(139,028)	(712,589)

Net Gain (Loss) on Investment	(10,072)	(7,741,025)	(102,085)	(875,401)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,824)	(7,374,054)	(100,785)	(899,241)

Increase (Decrease) in Net Assets from Contract Transactions	(1,459)	(4,693,776)	(264,315)	(498,224)

Total Increase (Decrease) in Net Assets	(9,283)	(12,067,830)	(365,100)	(1,397,465)

Net Assets as of December 31, 2022:	$52,708	$45,744,202	$396,509	$5,018,838

See Accompanying Notes.
(1) See Footnote 1	20

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Aegon U.S. Government Securities Service Class Subaccount	TA BlackRock Global Real Estate Securities Initial Class Subaccount	TA BlackRock Global Real Estate Securities Service Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount

Net Assets as of December 31, 2020:	$112,400	$20,535,744	$438,828	$35,419,380

Investment Income:
Reinvested Dividends	1,721	538,929	10,333	1,121
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,340	308,929	6,741	479,270

Net Investment Income (Loss)	381	230,000	3,592	(478,149)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,830	-	-	-
Realized Gain (Loss) on Investments	(538)	(262,136)	9,586	-

Net Realized Capital Gains (Losses) on Investments	6,292	(262,136)	9,586	-
Net Change in Unrealized Appreciation (Depreciation)	(10,840)	4,729,250	88,757	-

Net Gain (Loss) on Investment	(4,548)	4,467,114	98,343	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,167)	4,697,114	101,935	(478,149)

Increase (Decrease) in Net Assets from Contract Transactions	(7,653)	(3,744,682)	(65,409)	(5,294,376)

Total Increase (Decrease) in Net Assets	(11,820)	952,432	36,526	(5,772,525)

Net Assets as of December 31, 2021:	$100,580	$21,488,176	$475,354	$29,646,855

Investment Income:
Reinvested Dividends	734	564,299	11,069	466,346
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,148	240,290	5,206	468,897

Net Investment Income (Loss)	(414)	324,009	5,863	(2,551)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(419)	(568,933)	814	-

Net Realized Capital Gains (Losses) on Investments	(419)	(568,933)	814	-
Net Change in Unrealized Appreciation (Depreciation)	(13,633)	(5,800,780)	(142,040)	-

Net Gain (Loss) on Investment	(14,052)	(6,369,713)	(141,226)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,466)	(6,045,704)	(135,363)	(2,551)

Increase (Decrease) in Net Assets from Contract Transactions	(89)	(1,661,370)	(16,742)	3,943,365

Total Increase (Decrease) in Net Assets	(14,555)	(7,707,074)	(152,105)	3,940,814

Net Assets as of December 31, 2022:	$86,025	$13,781,102	$323,249	$33,587,669

See Accompanying Notes.
(1) See Footnote 1	21

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock Government Money Market Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Conservative Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class Subaccount	TA BlackRock iShares Edge 40 Initial Class Subaccount

Net Assets as of December 31, 2020:	$449,092	$990,614	$1,348,570	$2,420,867

Investment Income:
Reinvested Dividends	21	9,262	7,376	41,772
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,673	13,398	19,859	33,846

Net Investment Income (Loss)	(5,652)	(4,136)	(12,483)	7,926

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	13,575	-	46,409
Realized Gain (Loss) on Investments	-	33,675	(10,616)	49,289

Net Realized Capital Gains (Losses) on Investments	-	47,250	(10,616)	95,698
Net Change in Unrealized Appreciation (Depreciation)	-	(7,027)	101,337	(4,215)

Net Gain (Loss) on Investment	-	40,223	90,721	91,483

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,652)	36,087	78,238	99,409

Increase (Decrease) in Net Assets from Contract Transactions	190,481	(169,862)	(127,687)	(621,371)

Total Increase (Decrease) in Net Assets	184,829	(133,775)	(49,449)	(521,962)

Net Assets as of December 31, 2021:	$633,921	$856,839	$1,299,121	$1,898,905

Investment Income:
Reinvested Dividends	5,738	6,912	13,599	30,714
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,926	8,533	15,562	23,856

Net Investment Income (Loss)	(188)	(1,621)	(1,963)	6,858

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	70,850	46,628	66,845
Realized Gain (Loss) on Investments	-	(31,090)	(31,188)	(19,492)

Net Realized Capital Gains (Losses) on Investments	-	39,760	15,440	47,353
Net Change in Unrealized Appreciation (Depreciation)	-	(156,369)	(261,422)	(342,998)

Net Gain (Loss) on Investment	-	(116,609)	(245,982)	(295,645)

Net Increase (Decrease) in Net Assets Resulting from Operations	(188)	(118,230)	(247,945)	(288,787)

Increase (Decrease) in Net Assets from Contract Transactions	(223,135)	(243,838)	(110,340)	(165,555)

Total Increase (Decrease) in Net Assets	(223,323)	(362,068)	(358,285)	(454,342)

Net Assets as of December 31, 2022:	$410,598	$494,771	$940,836	$1,444,563

See Accompanying Notes.
(1) See Footnote 1	22

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount	TA Goldman Sachs Managed Risk - Balanced ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Service Class Subaccount

Net Assets as of December 31, 2020:	$28,378	$4,754,358	$5,397,256	$5,323,073

Investment Income:
Reinvested Dividends	385	117,894	60,530	42,758
Investment Expense:
Mortality and Expense Risk and Administrative Charges	339	68,058	73,275	68,140

Net Investment Income (Loss)	46	49,836	(12,745)	(25,382)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	497	158,033	244,558	228,736
Realized Gain (Loss) on Investments	823	117,319	194,261	177,849

Net Realized Capital Gains (Losses) on Investments	1,320	275,352	438,819	406,585
Net Change in Unrealized Appreciation (Depreciation)	(240)	(44,850)	(42,209)	210,113

Net Gain (Loss) on Investment	1,080	230,502	396,610	616,698

Net Increase (Decrease) in Net Assets Resulting from Operations	1,126	280,338	383,865	591,316

Increase (Decrease) in Net Assets from Contract Transactions	(5,959)	(270,257)	(1,515,178)	(1,569,176)

Total Increase (Decrease) in Net Assets	(4,833)	10,081	(1,131,313)	(977,860)

Net Assets as of December 31, 2021:	$23,545	$4,764,439	$4,265,943	$4,345,213

Investment Income:
Reinvested Dividends	295	135,850	54,859	50,746
Investment Expense:
Mortality and Expense Risk and Administrative Charges	248	57,685	53,242	52,134

Net Investment Income (Loss)	47	78,165	1,617	(1,388)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	772	313,746	91,472	213,168
Realized Gain (Loss) on Investments	(67)	(9,341)	(31,883)	(28,758)

Net Realized Capital Gains (Losses) on Investments	705	304,405	59,589	184,410
Net Change in Unrealized Appreciation (Depreciation)	(4,250)	(1,185,186)	(712,132)	(855,162)

Net Gain (Loss) on Investment	(3,545)	(880,781)	(652,543)	(670,752)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,498)	(802,616)	(650,926)	(672,140)

Increase (Decrease) in Net Assets from Contract Transactions	(2,496)	(514,598)	(51,954)	(241,922)

Total Increase (Decrease) in Net Assets	(5,994)	(1,317,214)	(702,880)	(914,062)

Net Assets as of December 31, 2022:	$17,551	$3,447,225	$3,563,063	$3,431,151

See Accompanying Notes.
(1) See Footnote 1	23

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA International Focus Initial Class Subaccount	TA International Focus Service Class Subaccount	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$38,258,844	$216,329	$8,385,678	$123,832,010

Investment Income:
Reinvested Dividends	441,514	2,382	106,280	347,795
Investment Expense:
Mortality and Expense Risk and Administrative Charges	521,030	2,936	124,395	1,722,330

Net Investment Income (Loss)	(79,516)	(554)	(18,115)	(1,374,535)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	402,517	15,710,548
Realized Gain (Loss) on Investments	1,984,743	2,047	464,672	7,679,680

Net Realized Capital Gains (Losses) on Investments	1,984,743	2,047	867,189	23,390,228
Net Change in Unrealized Appreciation (Depreciation)	1,349,237	18,376	345,976	(3,415,109)

Net Gain (Loss) on Investment	3,333,980	20,423	1,213,165	19,975,119

Net Increase (Decrease) in Net Assets Resulting from Operations	3,254,464	19,869	1,195,050	18,600,584

Increase (Decrease) in Net Assets from Contract Transactions	(8,350,502)	(4,122)	(317,443)	(16,140,205)

Total Increase (Decrease) in Net Assets	(5,096,038)	15,747	877,607	2,460,379

Net Assets as of December 31, 2021:	$33,162,806	$232,076	$9,263,285	$126,292,389

Investment Income:
Reinvested Dividends	783,756	4,981	64,165	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	377,349	2,368	101,098	1,376,591

Net Investment Income (Loss)	406,407	2,613	(36,933)	(1,376,591)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,372,453	9,711	911,113	15,455,116
Realized Gain (Loss) on Investments	91,867	(1,630)	99,699	1,629,310

Net Realized Capital Gains (Losses) on Investments	1,464,320	8,081	1,010,812	17,084,426
Net Change in Unrealized Appreciation (Depreciation)	(8,819,821)	(59,623)	(2,570,234)	(37,741,624)

Net Gain (Loss) on Investment	(7,355,501)	(51,542)	(1,559,422)	(20,657,198)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,949,094)	(48,929)	(1,596,355)	(22,033,789)

Increase (Decrease) in Net Assets from Contract Transactions	(1,960,782)	(21,148)	(726,604)	(10,040,044)

Total Increase (Decrease) in Net Assets	(8,909,876)	(70,077)	(2,322,959)	(32,073,833)

Net Assets as of December 31, 2022:	$24,252,930	$161,999	$6,940,326	$94,218,556

See Accompanying Notes.
(1) See Footnote 1	24

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Service Class Subaccount	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$740,653	$43,622,052	$946,360	$87,321,817

Investment Income:
Reinvested Dividends	787	971,078	18,357	1,508,285
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,757	607,816	12,054	1,302,694

Net Investment Income (Loss)	(9,970)	363,262	6,303	205,591

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	103,464	621,586	13,062	5,509,915
Realized Gain (Loss) on Investments	21,857	1,305,154	13,012	8,976,241

Net Realized Capital Gains (Losses) on Investments	125,321	1,926,740	26,074	14,486,156
Net Change in Unrealized Appreciation (Depreciation)	(6,909)	(470,970)	3,446	153,554

Net Gain (Loss) on Investment	118,412	1,455,770	29,520	14,639,710

Net Increase (Decrease) in Net Assets Resulting from Operations	108,442	1,819,032	35,823	14,845,301

Increase (Decrease) in Net Assets from Contract Transactions	(82,982)	(8,440,607)	(155,966)	(17,818,826)

Total Increase (Decrease) in Net Assets	25,460	(6,621,575)	(120,143)	(2,973,525)

Net Assets as of December 31, 2021:	$766,113	$37,000,477	$826,217	$84,348,292

Investment Income:
Reinvested Dividends	-	1,662,969	36,302	3,985,861
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,510	456,712	9,433	967,747

Net Investment Income (Loss)	(8,510)	1,206,257	26,869	3,018,114

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	102,291	2,737,716	63,316	13,345,779
Realized Gain (Loss) on Investments	5,824	(801,486)	(7,858)	1,422,241

Net Realized Capital Gains (Losses) on Investments	108,115	1,936,230	55,458	14,768,020
Net Change in Unrealized Appreciation (Depreciation)	(233,734)	(9,114,758)	(217,835)	(37,409,678)

Net Gain (Loss) on Investment	(125,619)	(7,178,528)	(162,377)	(22,641,658)

Net Increase (Decrease) in Net Assets Resulting from Operations	(134,129)	(5,972,271)	(135,508)	(19,623,544)

Increase (Decrease) in Net Assets from Contract Transactions	(71,050)	(5,416,497)	(61,839)	(4,827,773)

Total Increase (Decrease) in Net Assets	(205,179)	(11,388,768)	(197,347)	(24,451,317)

Net Assets as of December 31, 2022:	$560,934	$25,611,709	$628,870	$59,896,975

See Accompanying Notes.
(1) See Footnote 1	25

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Asset Allocation - Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$2,868,947	$90,990,755	$1,858,594	$142,613,031

Investment Income:
Reinvested Dividends	43,947	1,738,370	32,731	3,105,426
Investment Expense:
Mortality and Expense Risk and Administrative Charges	40,902	1,317,667	25,423	2,097,635

Net Investment Income (Loss)	3,045	420,703	7,308	1,007,791

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	181,561	581,471	12,394	3,564,498
Realized Gain (Loss) on Investments	180,871	4,769,875	22,404	7,247,165

Net Realized Capital Gains (Losses) on Investments	362,432	5,351,346	34,798	10,811,663
Net Change in Unrealized Appreciation (Depreciation)	130,262	967,245	96,092	4,994,452

Net Gain (Loss) on Investment	492,694	6,318,591	130,890	15,806,115

Net Increase (Decrease) in Net Assets Resulting from Operations	495,739	6,739,294	138,198	16,813,906

Increase (Decrease) in Net Assets from Contract Transactions	(302,347)	(15,187,968)	(42,485)	(27,365,429)

Total Increase (Decrease) in Net Assets	193,392	(8,448,674)	95,713	(10,551,523)

Net Assets as of December 31, 2021:	$3,062,339	$82,542,081	$1,954,307	$132,061,508

Investment Income:
Reinvested Dividends	141,277	3,619,602	72,693	5,756,946
Investment Expense:
Mortality and Expense Risk and Administrative Charges	33,115	1,004,092	19,408	1,585,042

Net Investment Income (Loss)	108,162	2,615,510	53,285	4,171,904

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	498,968	6,690,267	142,519	14,707,588
Realized Gain (Loss) on Investments	50,684	(139,112)	9,970	(1,071,498)

Net Realized Capital Gains (Losses) on Investments	549,652	6,551,155	152,489	13,636,090
Net Change in Unrealized Appreciation (Depreciation)	(1,377,012)	(23,091,884)	(526,823)	(41,758,218)

Net Gain (Loss) on Investment	(827,360)	(16,540,729)	(374,334)	(28,122,128)

Net Increase (Decrease) in Net Assets Resulting from Operations	(719,198)	(13,925,219)	(321,049)	(23,950,224)

Increase (Decrease) in Net Assets from Contract Transactions	(97,831)	(7,061,009)	(325,959)	(13,083,599)

Total Increase (Decrease) in Net Assets	(817,029)	(20,986,228)	(647,008)	(37,033,823)

Net Assets as of December 31, 2022:	$2,245,310	$61,555,853	$1,307,299	$95,027,685

See Accompanying Notes.
(1) See Footnote 1	26

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan International Moderate Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$3,798,076	$28,947,917	$71,043	$2,766,986

Investment Income:
Reinvested Dividends	79,281	323,970	577	43,495
Investment Expense:
Mortality and Expense Risk and Administrative Charges	54,078	613,459	1,201	42,604

Net Investment Income (Loss)	25,203	(289,489)	(624)	891

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	101,537	4,725,459	11,205	-
Realized Gain (Loss) on Investments	53,964	2,132,633	3,356	168,782

Net Realized Capital Gains (Losses) on Investments	155,501	6,858,092	14,561	168,782
Net Change in Unrealized Appreciation (Depreciation)	276,810	3,155,487	8,767	45,457

Net Gain (Loss) on Investment	432,311	10,013,579	23,328	214,239

Net Increase (Decrease) in Net Assets Resulting from Operations	457,514	9,724,090	22,704	215,130

Increase (Decrease) in Net Assets from Contract Transactions	(126,006)	5,444,166	19,600	(381,025)

Total Increase (Decrease) in Net Assets	331,508	15,168,256	42,304	(165,895)

Net Assets as of December 31, 2021:	$4,129,584	$44,116,173	$113,347	$2,601,091

Investment Income:
Reinvested Dividends	174,898	255,251	297	101,269
Investment Expense:
Mortality and Expense Risk and Administrative Charges	45,815	569,967	1,008	30,586

Net Investment Income (Loss)	129,083	(314,716)	(711)	70,683

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	474,363	4,501,079	8,821	166,026
Realized Gain (Loss) on Investments	19,898	496,607	9,469	12,095

Net Realized Capital Gains (Losses) on Investments	494,261	4,997,686	18,290	178,121
Net Change in Unrealized Appreciation (Depreciation)	(1,378,051)	(13,256,433)	(36,190)	(720,297)

Net Gain (Loss) on Investment	(883,790)	(8,258,747)	(17,900)	(542,176)

Net Increase (Decrease) in Net Assets Resulting from Operations	(754,707)	(8,573,463)	(18,611)	(471,493)

Increase (Decrease) in Net Assets from Contract Transactions	(379,534)	(1,155,603)	(26,174)	(319,663)

Total Increase (Decrease) in Net Assets	(1,134,241)	(9,729,066)	(44,785)	(791,156)

Net Assets as of December 31, 2022:	$2,995,343	$34,387,107	$68,562	$1,809,935

See Accompanying Notes.
(1) See Footnote 1	27

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan International Moderate Growth Service Class Subaccount	TA JPMorgan Mid Cap Value Initial Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA JPMorgan Tactical Allocation Initial Class Subaccount

Net Assets as of December 31, 2020:	$21,942	$10,737,644	$81,118	$31,300,111

Investment Income:
Reinvested Dividends	315	75,910	579	555,247
Investment Expense:
Mortality and Expense Risk and Administrative Charges	316	140,751	1,232	423,750

Net Investment Income (Loss)	(1)	(64,841)	(653)	131,497

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	157,017	1,570	1,822,493
Realized Gain (Loss) on Investments	116	(391,372)	(34)	899,267

Net Realized Capital Gains (Losses) on Investments	116	(234,355)	1,536	2,721,760
Net Change in Unrealized Appreciation (Depreciation)	1,559	2,668,045	21,174	(1,811,219)

Net Gain (Loss) on Investment	1,675	2,433,690	22,710	910,541

Net Increase (Decrease) in Net Assets Resulting from Operations	1,674	2,368,849	22,057	1,042,038

Increase (Decrease) in Net Assets from Contract Transactions	866	(3,801,677)	(52)	(4,043,643)

Total Increase (Decrease) in Net Assets	2,540	(1,432,828)	22,005	(3,001,605)

Net Assets as of December 31, 2021:	$24,482	$9,304,816	$103,123	$28,298,506

Investment Income:
Reinvested Dividends	1,057	65,758	539	453,397
Investment Expense:
Mortality and Expense Risk and Administrative Charges	284	115,477	1,228	328,899

Net Investment Income (Loss)	773	(49,719)	(689)	124,498

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,854	1,472,447	18,173	2,570,573
Realized Gain (Loss) on Investments	(72)	71,913	(158)	(114,940)

Net Realized Capital Gains (Losses) on Investments	1,782	1,544,360	18,015	2,455,633
Net Change in Unrealized Appreciation (Depreciation)	(7,189)	(2,352,963)	(27,218)	(6,942,903)

Net Gain (Loss) on Investment	(5,407)	(808,603)	(9,203)	(4,487,270)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,634)	(858,322)	(9,892)	(4,362,772)

Increase (Decrease) in Net Assets from Contract Transactions	662	(936,022)	(62)	(2,979,333)

Total Increase (Decrease) in Net Assets	(3,972)	(1,794,344)	(9,954)	(7,342,105)

Net Assets as of December 31, 2022:	$20,510	$7,510,472	$93,169	$20,956,401

See Accompanying Notes.
(1) See Footnote 1	28

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount

Net Assets as of December 31, 2020:	$391,912	$130,598,721	$1,383,463	$120,980,866

Investment Income:
Reinvested Dividends	5,621	-	-	1,377,564
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,917	1,713,396	21,240	1,650,592

Net Investment Income (Loss)	704	(1,713,396)	(21,240)	(273,028)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	21,347	30,766,883	401,999	6,470,219
Realized Gain (Loss) on Investments	7,326	20,852,508	21,800	8,560,808

Net Realized Capital Gains (Losses) on Investments	28,673	51,619,391	423,799	15,031,027
Net Change in Unrealized Appreciation (Depreciation)	(17,832)	(48,971,873)	(433,421)	2,465,185

Net Gain (Loss) on Investment	10,841	2,647,518	(9,622)	17,496,212

Net Increase (Decrease) in Net Assets Resulting from Operations	11,545	934,122	(30,862)	17,223,184

Increase (Decrease) in Net Assets from Contract Transactions	(34,772)	(33,585,944)	2,257	(20,753,965)

Total Increase (Decrease) in Net Assets	(23,227)	(32,651,822)	(28,605)	(3,530,781)

Net Assets as of December 31, 2021:	$368,685	$97,946,899	$1,354,858	$117,450,085

Investment Income:
Reinvested Dividends	4,269	-	-	1,158,053
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,631	729,134	9,010	1,341,663

Net Investment Income (Loss)	638	(729,134)	(9,010)	(183,610)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,029	31,386,596	399,372	11,487,391
Realized Gain (Loss) on Investments	1,081	(7,331,518)	(202,508)	2,421,607

Net Realized Capital Gains (Losses) on Investments	30,110	24,055,078	196,864	13,908,998
Net Change in Unrealized Appreciation (Depreciation)	(83,128)	(80,458,545)	(913,144)	(33,548,484)

Net Gain (Loss) on Investment	(53,018)	(56,403,467)	(716,280)	(19,639,486)

Net Increase (Decrease) in Net Assets Resulting from Operations	(52,380)	(57,132,601)	(725,290)	(19,823,096)

Increase (Decrease) in Net Assets from Contract Transactions	(67,978)	(5,978,506)	(259,992)	(8,924,841)

Total Increase (Decrease) in Net Assets	(120,358)	(63,111,107)	(985,282)	(28,747,937)

Net Assets as of December 31, 2022:	$248,327	$34,835,792	$369,576	$88,702,148

See Accompanying Notes.
(1) See Footnote 1	29

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Multi-Managed Balanced Service Class Subaccount	TA PIMCO Tactical - Balanced Service Class Subaccount	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$625,648	$2,449,824	$1,493,399	$1,358,933

Investment Income:
Reinvested Dividends	6,321	-	18,812	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,190	29,422	23,842	16,259

Net Investment Income (Loss)	(2,869)	(29,422)	(5,030)	(16,259)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	36,675	195,167	146,415	88,625
Realized Gain (Loss) on Investments	9,475	53,563	28,829	22,906

Net Realized Capital Gains (Losses) on Investments	46,150	248,730	175,244	111,531
Net Change in Unrealized Appreciation (Depreciation)	50,482	(83,112)	(118,029)	(8,076)

Net Gain (Loss) on Investment	96,632	165,618	57,215	103,455

Net Increase (Decrease) in Net Assets Resulting from Operations	93,763	136,196	52,185	87,196

Increase (Decrease) in Net Assets from Contract Transactions	(20,156)	(1,520,820)	192,215	(404,119)

Total Increase (Decrease) in Net Assets	73,607	(1,384,624)	244,400	(316,923)

Net Assets as of December 31, 2021:	$699,255	$1,065,200	$1,737,799	$1,042,010

Investment Income:
Reinvested Dividends	5,309	4,701	15,761	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,088	11,413	20,727	13,378

Net Investment Income (Loss)	(2,779)	(6,712)	(4,966)	(13,378)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	69,970	78,950	86,599	140,316
Realized Gain (Loss) on Investments	9,703	(17,200)	(41,644)	(23,990)

Net Realized Capital Gains (Losses) on Investments	79,673	61,750	44,955	116,326
Net Change in Unrealized Appreciation (Depreciation)	(196,339)	(266,614)	(364,934)	(314,389)

Net Gain (Loss) on Investment	(116,666)	(204,864)	(319,979)	(198,063)

Net Increase (Decrease) in Net Assets Resulting from Operations	(119,445)	(211,576)	(324,945)	(211,441)

Increase (Decrease) in Net Assets from Contract Transactions	(57,729)	(88,270)	(71,013)	89,409

Total Increase (Decrease) in Net Assets	(177,174)	(299,846)	(395,958)	(122,032)

Net Assets as of December 31, 2022:	$522,081	$765,354	$1,341,841	$919,978

See Accompanying Notes.
(1) See Footnote 1	30

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Small/Mid Cap Value Initial Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount

Net Assets as of December 31, 2020:	$73,177,666	$1,436,695	$42,239,421	$396,821

Investment Income:
Reinvested Dividends	523,607	7,902	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,138,151	21,840	608,039	5,883

Net Investment Income (Loss)	(614,544)	(13,938)	(608,039)	(5,883)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	4,049,459	43,128
Realized Gain (Loss) on Investments	2,008,774	17,470	2,960,091	5,465

Net Realized Capital Gains (Losses) on Investments	2,008,774	17,470	7,009,550	48,593
Net Change in Unrealized Appreciation (Depreciation)	16,825,437	355,204	(2,480,449)	(6,152)

Net Gain (Loss) on Investment	18,834,211	372,674	4,529,101	42,441

Net Increase (Decrease) in Net Assets Resulting from Operations	18,219,667	358,736	3,921,062	36,558

Increase (Decrease) in Net Assets from Contract Transactions	(14,665,025)	(184,066)	(7,346,686)	(17,801)

Total Increase (Decrease) in Net Assets	3,554,642	174,670	(3,425,624)	18,757

Net Assets as of December 31, 2021:	$76,732,308	$1,611,365	$38,813,797	$415,578

Investment Income:
Reinvested Dividends	405,036	4,848	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	969,761	19,171	433,041	4,801

Net Investment Income (Loss)	(564,725)	(14,323)	(433,041)	(4,801)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,414,290	228,725	9,820,344	124,183
Realized Gain (Loss) on Investments	884,070	5,151	(160,979)	(202)

Net Realized Capital Gains (Losses) on Investments	11,298,360	233,876	9,659,365	123,981
Net Change in Unrealized Appreciation (Depreciation)	(17,912,146)	(371,551)	(18,179,897)	(217,645)

Net Gain (Loss) on Investment	(6,613,786)	(137,675)	(8,520,532)	(93,664)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,178,511)	(151,998)	(8,953,573)	(98,465)

Increase (Decrease) in Net Assets from Contract Transactions	(6,539,060)	(153,442)	(3,152,972)	841

Total Increase (Decrease) in Net Assets	(13,717,571)	(305,440)	(12,106,545)	(97,624)

Net Assets as of December 31, 2022:	$63,014,737	$1,305,925	$26,707,252	$317,954

See Accompanying Notes.
(1) See Footnote 1	31

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$546,374,213	$2,646,148

Investment Income:
Reinvested Dividends	436,370	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,486,793	37,164

Net Investment Income (Loss)	(7,050,423)	(37,164)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	80,656,045	403,235
Realized Gain (Loss) on Investments	36,518,948	155,536

Net Realized Capital Gains (Losses) on Investments	117,174,993	558,771
Net Change in Unrealized Appreciation (Depreciation)	(12,195,905)	(65,856)

Net Gain (Loss) on Investment	104,979,088	492,915

Net Increase (Decrease) in Net Assets Resulting from Operations	97,928,665	455,751

Increase (Decrease) in Net Assets from Contract Transactions	(75,502,253)	(300,750)

Total Increase (Decrease) in Net Assets	22,426,412	155,001

Net Assets as of December 31, 2021:	$568,800,625	$2,801,149

Investment Income:
Reinvested Dividends	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,644,088	28,501

Net Investment Income (Loss)	(5,644,088)	(28,501)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	70,883,159	372,693
Realized Gain (Loss) on Investments	13,060,831	68,307

Net Realized Capital Gains (Losses) on Investments	83,943,990	441,000
Net Change in Unrealized Appreciation (Depreciation)	(256,746,998)	(1,295,417)

Net Gain (Loss) on Investment	(172,803,008)	(854,417)

Net Increase (Decrease) in Net Assets Resulting from Operations	(178,447,096)	(882,918)

Increase (Decrease) in Net Assets from Contract Transactions	(38,046,911)	(228,377)

Total Increase (Decrease) in Net Assets	(216,494,007)	(1,111,295)

Net Assets as of December 31, 2022:	$352,306,618	$1,689,854

See Accompanying Notes.
(1) See Footnote 1	32

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2022

1. Organization

WRL Series Annuity Account (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Attainer®, WRL Freedon Premier®, WRL Freedom Conqueror®, WRL Freedom Wealth Creator®, WRL Freedom Access®, WRL Freedom Enhancer®, WRL Freedom Bellwether®, and WRL Freedom Variable Annuity.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
ProFunds	ProFunds
ProFund Access VP High Yield	ProFund Access VP High Yield
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Basic Materials	ProFund VP Basic Materials
ProFund VP Bull	ProFund VP Bull
ProFund VP Consumer Services	ProFund VP Consumer Services
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Oil & Gas	ProFund VP Oil & Gas
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
ProFunds	ProFunds
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP Telecommunications	ProFund VP Telecommunications
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Initial Class	Transamerica Aegon Core Bond VP Initial Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock Smart Beta 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock Smart Beta 40 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Mid Cap Value Initial Class	Transamerica JPMorgan Mid Cap Value VP Initial Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
TA Aegon Bond Initial Class	TA PIMCO Total Return Initial Class
TA Aegon Bond Service Class	TA PIMCO Total Return Service Class
TA Aegon Core Bond Initial Class	TA JPMorgan Core Bond Initial Class
TA Aegon Core Bond Service Class	TA JPMorgan Core Bond Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	TA Managed Risk - Balanced ETF Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	TA Managed Risk - Growth ETF Service Class

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

Fidelity® VIP Contrafund® Service Class 2	$1,335,376	$2,507,202

Fidelity® VIP Equity-Income Service Class 2	327,342	694,189

Fidelity® VIP Growth Opportunities Service Class 2	792,339	588,762

Fidelity® VIP Index 500 Service Class 2	4,379	1,200

ProFund Access VP High Yield	906,847	631,009

ProFund VP Asia 30	255,636	181,810

ProFund VP Basic Materials	554,190	364,855

ProFund VP Bull	3,243,628	3,242,836

ProFund VP Consumer Services	151,378	871,392

ProFund VP Emerging Markets	938,295	832,567

ProFund VP Europe 30	160,152	346,864

ProFund VP Falling U.S. Dollar	180	17,559

ProFund VP Financials	354,730	1,011,092

ProFund VP Government Money Market	9,622,104	6,371,249

ProFund VP International	465,821	624,270

ProFund VP Japan	218,912	394,312

ProFund VP Mid-Cap	1,480,412	1,650,062

ProFund VP NASDAQ-100	4,651,324	3,832,963

ProFund VP Oil & Gas	1,843,699	1,839,277

ProFund VP Pharmaceuticals	289,699	511,652

ProFund VP Precious Metals	744,433	632,016

ProFund VP Short Emerging Markets	73,180	120,939

ProFund VP Short International	51,615	52,948

ProFund VP Short NASDAQ-100	1,287,996	1,024,282

ProFund VP Short Small-Cap	793,534	668,600

ProFund VP Small-Cap	389,146	309,913

ProFund VP Small-Cap Value	957,137	803,928

ProFund VP Telecommunications	41,611	82,396

ProFund VP U.S. Government Plus	42,312	247,763

ProFund VP UltraSmall-Cap	1,112,890	571,335

ProFund VP Utilities	1,598,818	927,103

TA Aegon Bond Initial Class	1,964,735	6,171,115

TA Aegon Bond Service Class	2,856	28,091

TA Aegon Core Bond Initial Class	2,676,787	4,804,371

TA Aegon Core Bond Service Class	9,079	30,083

TA Aegon High Yield Bond Initial Class	1,005,702	1,335,972

TA Aegon High Yield Bond Service Class	15,439	14,650

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

TA Aegon Sustainable Equity Income Initial Class	$4,062,824	$6,687,723

TA Aegon Sustainable Equity Income Service Class	26,178	272,744

TA Aegon U.S. Government Securities Initial Class	700,769	1,222,836

TA Aegon U.S. Government Securities Service Class	735	1,238

TA BlackRock Global Real Estate Securities Initial Class	1,716,872	3,054,232

TA BlackRock Global Real Estate Securities Service Class	18,455	29,334

TA BlackRock Government Money Market Initial Class	16,900,537	12,959,711

TA BlackRock Government Money Market Service Class	76,408	299,728

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	271,151	445,760

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	75,215	140,890

TA BlackRock iShares Edge 40 Initial Class	117,793	209,644

TA BlackRock iShares Edge 40 Service Class	1,067	2,742

TA BlackRock Tactical Allocation Service Class	797,463	920,149

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	551,901	510,767

TA Goldman Sachs Managed Risk - Growth ETF Service Class	436,226	466,370

TA International Focus Initial Class	3,219,055	3,400,969

TA International Focus Service Class	20,236	29,058

TA Janus Balanced Service Class	2,014,390	1,866,812

TA Janus Mid-Cap Growth Initial Class	16,466,342	12,427,865

TA Janus Mid-Cap Growth Service Class	103,888	81,160

TA JPMorgan Asset Allocation - Conservative Initial Class	6,481,661	7,954,187

TA JPMorgan Asset Allocation - Conservative Service Class	100,186	71,839

TA JPMorgan Asset Allocation - Growth Initial Class	18,544,957	7,008,711

TA JPMorgan Asset Allocation - Growth Service Class	651,911	142,610

TA JPMorgan Asset Allocation - Moderate Initial Class	13,303,653	11,058,880

TA JPMorgan Asset Allocation - Moderate Service Class	262,655	392,809

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	24,196,282	18,400,399

TA JPMorgan Asset Allocation - Moderate Growth Service Class	676,849	452,936

TA JPMorgan Enhanced Index Initial Class	8,883,605	5,852,843

TA JPMorgan Enhanced Index Service Class	9,303	27,368

TA JPMorgan International Moderate Growth Initial Class	481,363	564,312

TA JPMorgan International Moderate Growth Service Class	3,871	581

TA JPMorgan Mid Cap Value Initial Class	1,587,070	1,100,362

TA JPMorgan Mid Cap Value Service Class	18,712	1,288

TA JPMorgan Tactical Allocation Initial Class	3,847,261	4,131,516

TA JPMorgan Tactical Allocation Service Class	41,625	79,935

TA Morgan Stanley Capital Growth Initial Class	34,440,092	9,761,121

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

TA Morgan Stanley Capital Growth Service Class	$409,546	$279,175

TA Multi-Managed Balanced Initial Class	15,868,577	13,489,645

TA Multi-Managed Balanced Service Class	76,965	67,504

TA PIMCO Tactical - Balanced Service Class	90,907	106,933

TA PIMCO Tactical - Conservative Service Class	338,206	327,587

TA PIMCO Tactical - Growth Service Class	358,572	142,221

TA Small/Mid Cap Value Initial Class	12,875,294	9,564,796

TA Small/Mid Cap Value Service Class	235,376	174,417

TA T. Rowe Price Small Cap Initial Class	10,881,104	4,646,781

TA T. Rowe Price Small Cap Service Class	127,036	6,810

TA WMC US Growth Initial Class	72,887,793	45,695,631

TA WMC US Growth Service Class	390,542	274,729

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Fidelity® VIP Contrafund® Service Class 2	6,904	(57,071)	(50,167)	10,860	(167,345)	(156,485)

Fidelity® VIP Equity-Income Service Class 2	390	(20,522)	(20,132)	1,112	(41,261)	(40,149)

Fidelity® VIP Growth Opportunities Service Class 2	2,711	(14,329)	(11,618)	1,609	(17,250)	(15,641)

Fidelity® VIP Index 500 Service Class 2	86	(12)	74	155	(45)	110

ProFund Access VP High Yield	49,623	(37,118)	12,505	7,036	(27,518)	(20,482)

ProFund VP Asia 30	20,206	(21,184)	(978)	10,681	(44,571)	(33,890)

ProFund VP Basic Materials	30,714	(19,864)	10,850	63,749	(24,511)	39,238

ProFund VP Bull	84,273	(116,242)	(31,969)	30,956	(124,033)	(93,077)

ProFund VP Consumer Services	3,721	(28,813)	(25,092)	10,986	(45,834)	(34,848)

ProFund VP Emerging Markets	110,207	(97,725)	12,482	412,148	(225,652)	186,496

ProFund VP Europe 30	13,337	(34,790)	(21,453)	30,871	(24,006)	6,865

ProFund VP Falling U.S. Dollar	38	(3,256)	(3,218)	5,643	(8,137)	(2,494)

ProFund VP Financials	23,354	(71,762)	(48,408)	57,313	(83,207)	(25,894)

ProFund VP Government Money Market	1,102,898	(723,373)	379,525	566,506	(759,311)	(192,805)

ProFund VP International	24,171	(67,389)	(43,218)	745,318	(90,068)	655,250

ProFund VP Japan	18,686	(36,236)	(17,550)	16,391	(5,281)	11,110

ProFund VP Mid-Cap	25,907	(81,166)	(55,259)	182,975	(72,808)	110,167

ProFund VP NASDAQ-100	41,901	(65,577)	(23,676)	50,656	(116,019)	(65,363)

ProFund VP Oil & Gas	180,948	(169,143)	11,805	227,857	(91,201)	136,656

ProFund VP Pharmaceuticals	6,854	(22,161)	(15,307)	23,282	(55,048)	(31,766)

ProFund VP Precious Metals	117,703	(105,263)	12,440	208,966	(200,162)	8,804

ProFund VP Short Emerging Markets	42,121	(71,358)	(29,237)	186,770	(158,182)	28,588

ProFund VP Short International	21,124	(21,374)	(250)	38,566	(38,769)	(203)

ProFund VP Short NASDAQ-100	2,557,138	(2,081,105)	476,033	1,192,090	(1,041,835)	150,255

ProFund VP Short Small-Cap	1,113,280	(948,569)	164,711	799,974	(790,168)	9,806

ProFund VP Small-Cap	6,240	(14,449)	(8,209)	99,601	(38,505)	61,096

ProFund VP Small-Cap Value	29,852	(38,415)	(8,563)	97,392	(49,324)	48,068

ProFund VP Telecommunications	3,546	(7,027)	(3,481)	623	(20,679)	(20,056)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
ProFund VP U.S. Government Plus	3,080	(16,832)	(13,752)	3,668	(15,118)	(11,450)

ProFund VP UltraSmall-Cap	37,885	(29,260)	8,625	29,050	(43,841)	(14,791)
ProFund VP Utilities	73,801	(44,824)	28,977	13,167	(33,258)	(20,091)

TA Aegon Bond Initial Class	102,577	(385,768)	(283,191)	231,604	(388,270)	(156,666)
TA Aegon Bond Service Class	6	(1,964)	(1,958)	26	(1,620)	(1,594)

TA Aegon Core Bond Initial Class	90,867	(181,462)	(90,595)	115,333	(316,921)	(201,588)
TA Aegon Core Bond Service Class	39	(1,726)	(1,687)	679	(622)	57

TA Aegon High Yield Bond Initial Class	30,861	(54,459)	(23,598)	39,233	(101,048)	(61,815)
TA Aegon High Yield Bond Service Class	562	(625)	(63)	-	(5,465)	(5,465)

TA Aegon Sustainable Equity Income Initial Class	56,298	(170,150)	(113,852)	156,199	(270,104)	(113,905)
TA Aegon Sustainable Equity Income Service Class	40	(8,573)	(8,533)	401	(2,126)	(1,725)

TA Aegon U.S. Government Securities Initial Class	55,825	(91,778)	(35,953)	74,567	(205,416)	(130,849)
TA Aegon U.S. Government Securities Service Class	-	(8)	(8)	18	(582)	(564)

TA BlackRock Global Real Estate Securities Initial Class	52,273	(86,259)	(33,986)	26,411	(113,593)	(87,182)
TA BlackRock Global Real Estate Securities Service Class	278	(759)	(481)	103	(1,975)	(1,872)

TA BlackRock Government Money Market Initial Class	1,342,748	(1,026,323)	316,425	1,628,584	(2,059,980)	(431,396)
TA BlackRock Government Money Market Service Class	7,508	(31,774)	(24,266)	32,126	(11,388)	20,738

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	15,952	(34,785)	(18,833)	6,115	(18,607)	(12,492)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	1,238	(10,617)	(9,379)	7,799	(16,382)	(8,583)

TA BlackRock iShares Edge 40 Initial Class	1,282	(10,821)	(9,539)	10,910	(39,135)	(28,225)
TA BlackRock iShares Edge 40 Service Class	-	(130)	(130)	15	(298)	(283)

TA BlackRock Tactical Allocation Service Class	26,393	(66,536)	(40,143)	46,282	(63,478)	(17,196)
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	29,481	(33,151)	(3,670)	12,244	(107,525)	(95,281)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	11,454	(27,418)	(15,964)	33,610	(125,554)	(91,944)
TA International Focus Initial Class	61,775	(166,036)	(104,261)	90,980	(445,306)	(354,326)

TA International Focus Service Class	209	(954)	(745)	130	(252)	(122)
TA Janus Balanced Service Class	551,828	(918,885)	(367,057)	721,168	(852,969)	(131,801)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Janus Mid-Cap Growth Initial Class	16,654	(131,722)	(115,068)	39,029	(219,598)	(180,569)

TA Janus Mid-Cap Growth Service Class	43	(1,621)	(1,578)	231	(1,965)	(1,734)

TA JPMorgan Asset Allocation - Conservative Initial Class	120,297	(411,017)	(290,720)	222,122	(591,361)	(369,239)

TA JPMorgan Asset Allocation - Conservative Service Class	28	(3,235)	(3,207)	99	(7,310)	(7,211)

TA JPMorgan Asset Allocation - Growth Initial Class	45,747	(216,292)	(170,545)	36,141	(573,713)	(537,572)

TA JPMorgan Asset Allocation - Growth Service Class	417	(3,214)	(2,797)	338	(8,008)	(7,670)

TA JPMorgan Asset Allocation - Moderate Initial Class	157,890	(476,705)	(318,815)	135,241	(735,286)	(600,045)

TA JPMorgan Asset Allocation - Moderate Service Class	2,812	(16,233)	(13,421)	737	(2,305)	(1,568)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	197,636	(746,251)	(548,615)	389,477	(1,262,311)	(872,834)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	1,980	(14,876)	(12,896)	667	(4,675)	(4,008)

TA JPMorgan Enhanced Index Initial Class	102,524	(133,952)	(31,428)	321,121	(172,664)	148,457

TA JPMorgan Enhanced Index Service Class	4	(512)	(508)	587	(186)	401

TA JPMorgan International Moderate Growth Initial Class	16,439	(41,262)	(24,823)	30,216	(54,646)	(24,430)

TA JPMorgan International Moderate Growth Service Class	70	(25)	45	92	(36)	56

TA JPMorgan Mid Cap Value Initial Class	1,531	(25,586)	(24,055)	6,441	(90,959)	(84,518)

TA JPMorgan Mid Cap Value Service Class	-	(1)	(1)	-	(1)	(1)

TA JPMorgan Tactical Allocation Initial Class	38,290	(116,314)	(78,024)	46,513	(145,431)	(98,918)

TA JPMorgan Tactical Allocation Service Class	476	(4,277)	(3,801)	1,185	(3,098)	(1,913)

TA Morgan Stanley Capital Growth Initial Class	58,855	(155,691)	(96,836)	52,641	(326,191)	(273,550)

TA Morgan Stanley Capital Growth Service Class	201	(4,339)	(4,138)	233	(208)	25

TA Multi-Managed Balanced Initial Class	124,299	(375,862)	(251,563)	80,583	(654,487)	(573,904)

TA Multi-Managed Balanced Service Class	56	(1,723)	(1,667)	90	(632)	(542)

TA PIMCO Tactical - Balanced Service Class	5,913	(73,962)	(68,049)	371,259	(1,402,111)	(1,030,852)

TA PIMCO Tactical - Conservative Service Class	182,152	(233,244)	(51,092)	368,595	(214,072)	154,523

TA PIMCO Tactical - Growth Service Class	23,116	(74,295)	(51,179)	87,282	(364,950)	(277,668)

TA Small/Mid Cap Value Initial Class	49,241	(192,922)	(143,681)	66,646	(355,525)	(288,879)

TA Small/Mid Cap Value Service Class	55	(3,261)	(3,206)	706	(4,525)	(3,819)

TA T. Rowe Price Small Cap Initial Class	25,827	(101,223)	(75,396)	45,716	(179,363)	(133,647)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA T. Rowe Price Small Cap Service Class	54	(38)	16	59	(330)	(271)

TA WMC US Growth Initial Class	47,603	(812,478)	(764,875)	69,115	(1,347,112)	(1,277,997)

TA WMC US Growth Service Class	378	(4,909)	(4,531)	342	(5,420)	(5,078)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® VIP Contrafund® Service Class 2	$284,779	$(2,223,658)	$(1,938,879)	$456,854	$(7,301,491)	$(6,844,637)

Fidelity® VIP Equity-Income Service Class 2	10,006	(606,035)	(596,029)	32,413	(1,236,279)	(1,203,866)

Fidelity® VIP Growth Opportunities Service Class 2	121,838	(544,117)	(422,279)	83,526	(903,256)	(819,730)

Fidelity® VIP Index 500 Service Class 2	3,296	(464)	2,832	6,297	(1,991)	4,306

ProFund Access VP High Yield	844,140	(607,920)	236,220	126,885	(511,540)	(384,655)

ProFund VP Asia 30	179,564	(173,780)	5,784	165,701	(590,723)	(425,022)

ProFund VP Basic Materials	527,847	(329,049)	198,798	1,088,800	(409,886)	678,914

ProFund VP Bull	2,309,318	(3,145,534)	(836,216)	921,055	(3,590,805)	(2,669,750)

ProFund VP Consumer Services	122,776	(828,050)	(705,274)	398,555	(1,671,265)	(1,272,710)

ProFund VP Emerging Markets	903,523	(741,696)	161,827	4,858,477	(2,322,919)	2,535,558

ProFund VP Europe 30	133,133	(337,331)	(204,198)	294,545	(249,691)	44,854

ProFund VP Falling U.S. Dollar	183	(17,193)	(17,010)	34,159	(48,858)	(14,699)

ProFund VP Financials	324,594	(975,712)	(651,118)	800,586	(1,146,764)	(346,178)

ProFund VP Government Money Market	9,552,562	(6,275,892)	3,276,670	4,971,063	(6,643,090)	(1,672,027)

ProFund VP International	194,511	(540,204)	(345,693)	6,462,204	(833,850)	5,628,354

ProFund VP Japan	199,903	(388,680)	(188,777)	184,234	(62,399)	121,835

ProFund VP Mid-Cap	523,097	(1,586,486)	(1,063,389)	3,956,354	(1,615,811)	2,340,543

ProFund VP NASDAQ-100	2,363,045	(3,688,020)	(1,324,975)	3,340,184	(7,880,258)	(4,540,074)

ProFund VP Oil & Gas	1,817,258	(1,793,549)	23,709	1,459,163	(598,885)	860,278

ProFund VP Pharmaceuticals	151,208	(474,955)	(323,747)	490,343	(1,198,687)	(708,344)

ProFund VP Precious Metals	746,977	(605,906)	141,071	1,370,498	(1,312,871)	57,627

ProFund VP Short Emerging Markets	71,409	(119,812)	(48,403)	274,765	(226,475)	48,290

ProFund VP Short International	51,616	(52,698)	(1,082)	92,712	(92,200)	512

ProFund VP Short NASDAQ-100	1,288,216	(1,020,156)	268,060	585,324	(513,280)	72,044

ProFund VP Short Small-Cap	793,602	(667,476)	126,126	560,951	(541,022)	19,929

ProFund VP Small-Cap	115,805	(275,970)	(160,165)	2,523,318	(917,955)	1,605,363

ProFund VP Small-Cap Value	597,585	(775,153)	(177,568)	1,975,400	(1,060,250)	915,150

ProFund VP Telecommunications	32,677	(74,765)	(42,088)	7,670	(244,262)	(236,592)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

ProFund VP U.S. Government Plus	$42,408	$(239,983)	$(197,575)	$70,967	$(284,919)	$(213,952)

ProFund VP UltraSmall-Cap	644,261	(546,427)	97,834	737,339	(1,093,015)	(355,676)

ProFund VP Utilities	1,532,626	(884,209)	648,417	258,780	(624,589)	(365,809)

TA Aegon Bond Initial Class	1,488,716	(5,908,509)	(4,419,793)	4,019,384	(6,911,833)	(2,892,449)

TA Aegon Bond Service Class	76	(26,521)	(26,445)	413	(25,196)	(24,783)

TA Aegon Core Bond Initial Class	1,831,653	(4,462,246)	(2,630,593)	3,343,653	(9,089,508)	(5,745,855)

TA Aegon Core Bond Service Class	635	(25,614)	(24,979)	10,841	(10,168)	673

TA Aegon High Yield Bond Initial Class	733,060	(1,269,682)	(536,622)	1,005,066	(2,647,695)	(1,642,629)

TA Aegon High Yield Bond Service Class	12,422	(13,881)	(1,459)	6	(140,913)	(140,907)

TA Aegon Sustainable Equity Income Initial Class	1,348,675	(6,042,451)	(4,693,776)	6,017,686	(11,296,623)	(5,278,937)

TA Aegon Sustainable Equity Income Service Class	1,173	(265,488)	(264,315)	14,083	(67,196)	(53,113)

TA Aegon U.S. Government Securities Initial Class	645,190	(1,143,414)	(498,224)	1,128,162	(3,077,567)	(1,949,405)

TA Aegon U.S. Government Securities Service Class	-	(89)	(89)	247	(7,900)	(7,653)

TA BlackRock Global Real Estate Securities Initial Class	1,175,858	(2,837,228)	(1,661,370)	1,023,210	(4,767,892)	(3,744,682)

TA BlackRock Global Real Estate Securities Service Class	7,714	(24,456)	(16,742)	3,356	(68,765)	(65,409)

TA BlackRock Government Money Market Initial Class	16,507,807	(12,564,442)	3,943,365	21,053,208	(26,347,584)	(5,294,376)

TA BlackRock Government Money Market Service Class	70,797	(293,932)	(223,135)	295,737	(105,256)	190,481

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	193,523	(437,361)	(243,838)	83,742	(253,604)	(169,862)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	15,158	(125,498)	(110,340)	99,886	(227,573)	(127,687)

TA BlackRock iShares Edge 40 Initial Class	20,879	(186,434)	(165,555)	200,810	(822,181)	(621,371)

TA BlackRock iShares Edge 40 Service Class	-	(2,496)	(2,496)	322	(6,281)	(5,959)

TA BlackRock Tactical Allocation Service Class	349,409	(864,007)	(514,598)	655,334	(925,591)	(270,257)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	406,282	(458,236)	(51,954)	192,602	(1,707,780)	(1,515,178)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	172,888	(414,810)	(241,922)	581,406	(2,150,582)	(1,569,176)

TA International Focus Initial Class	1,092,010	(3,052,792)	(1,960,782)	2,017,432	(10,367,934)	(8,350,502)

TA International Focus Service Class	5,717	(26,865)	(21,148)	4,349	(8,471)	(4,122)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Janus Balanced Service Class	$1,047,899	$(1,774,503)	$(726,604)	$1,444,867	$(1,762,310)	$(317,443)

TA Janus Mid-Cap Growth Initial Class	1,074,303	(11,114,347)	(10,040,044)	3,415,453	(19,555,658)	(16,140,205)

TA Janus Mid-Cap Growth Service Class	1,925	(72,975)	(71,050)	10,856	(93,838)	(82,982)

TA JPMorgan Asset Allocation - Conservative Initial Class	2,099,101	(7,515,598)	(5,416,497)	4,423,411	(12,864,018)	(8,440,607)

TA JPMorgan Asset Allocation - Conservative Service Class	646	(62,485)	(61,839)	2,254	(158,220)	(155,966)

TA JPMorgan Asset Allocation - Growth Initial Class	1,282,243	(6,110,016)	(4,827,773)	1,173,081	(18,991,907)	(17,818,826)

TA JPMorgan Asset Allocation - Growth Service Class	13,955	(111,786)	(97,831)	13,298	(315,645)	(302,347)

TA JPMorgan Asset Allocation - Moderate Initial Class	3,033,086	(10,094,095)	(7,061,009)	3,201,439	(18,389,407)	(15,187,968)

TA JPMorgan Asset Allocation - Moderate Service Class	48,901	(374,860)	(325,959)	20,270	(62,755)	(42,485)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	3,797,178	(16,880,777)	(13,083,599)	7,795,904	(35,161,333)	(27,365,429)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	30,430	(409,964)	(379,534)	20,238	(146,244)	(126,006)

TA JPMorgan Enhanced Index Initial Class	4,180,909	(5,336,512)	(1,155,603)	12,770,006	(7,325,840)	5,444,166

TA JPMorgan Enhanced Index Service Class	197	(26,371)	(26,174)	28,607	(9,007)	19,600

TA JPMorgan International Moderate Growth Initial Class	215,580	(535,243)	(319,663)	455,366	(836,391)	(381,025)

TA JPMorgan International Moderate Growth Service Class	964	(302)	662	1,365	(499)	866

TA JPMorgan Mid Cap Value Initial Class	49,140	(985,162)	(936,022)	313,810	(4,115,487)	(3,801,677)

TA JPMorgan Mid Cap Value Service Class	—	(62)	(62)	-	(52)	(52)

TA JPMorgan Tactical Allocation Initial Class	851,720	(3,831,053)	(2,979,333)	1,449,597	(5,493,240)	(4,043,643)

TA JPMorgan Tactical Allocation Service Class	8,584	(76,562)	(67,978)	22,336	(57,108)	(34,772)

TA Morgan Stanley Capital Growth Initial Class	3,179,869	(9,158,375)	(5,978,506)	5,931,512	(39,517,456)	(33,585,944)

TA Morgan Stanley Capital Growth Service Class	10,625	(270,617)	(259,992)	26,215	(23,958)	2,257

TA Multi-Managed Balanced Initial Class	3,325,665	(12,250,506)	(8,924,841)	2,841,942	(23,595,907)	(20,753,965)

TA Multi-Managed Balanced Service Class	1,890	(59,619)	(57,729)	3,277	(23,433)	(20,156)

TA PIMCO Tactical - Balanced Service Class	7,334	(95,604)	(88,270)	524,416	(2,045,236)	(1,520,820)

TA PIMCO Tactical - Conservative Service Class	236,496	(307,509)	(71,013)	485,815	(293,600)	192,215

TA PIMCO Tactical - Growth Service Class	218,287	(128,878)	89,409	122,310	(526,429)	(404,119)

TA Small/Mid Cap Value Initial Class	2,127,582	(8,666,642)	(6,539,060)	2,798,377	(17,463,402)	(14,665,025)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Small/Mid Cap Value Service Class	$2,714	$(156,156)	$(153,442)	$34,840	$(218,906)	$(184,066)

TA T. Rowe Price Small Cap Initial Class	1,103,665	(4,256,637)	(3,152,972)	2,439,616	(9,786,302)	(7,346,686)

TA T. Rowe Price Small Cap Service Class	2,996	(2,155)	841	4,001	(21,802)	(17,801)

TA WMC US Growth Initial Class	2,235,852	(40,282,763)	(38,046,911)	3,969,767	(79,472,020)	(75,502,253)

TA WMC US Growth Service Class	18,855	(247,232)	(228,377)	20,405	(321,155)	(300,750)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Contrafund® Service Class 2
12/31/2022	499,436	$37.39	to	$15.46	$17,928,851	0.26%	1.25%	to	2.50%	(27.39	) %	to	(28.28	) %
12/31/2021	549,603	51.50	to	21.55	27,193,887	0.03	1.25	to	2.50	25.94		to	24.40
12/30/2020	706,088	40.90	to	17.32	27,823,054	0.08	1.25	to	2.50	28.63		to	27.06
12/31/2019	770,478	31.79	to	13.63	23,647,400	0.21	1.25	to	2.50	29.65		to	28.07
12/31/2018	856,843	24.52	to	10.65	20,353,701	0.43	1.25	to	2.50	(7.80)		to	(8.93)
Fidelity® VIP Equity-Income Service Class 2
12/31/2022	200,273	31.41	to	14.03	6,040,292	1.68	1.25	to	2.50	(6.41)		to	(7.55)
12/31/2021	220,405	33.57	to	15.18	7,101,244	1.60	1.25	to	2.50	23.07		to	21.57
12/30/2020	260,554	27.27	to	12.49	6,832,372	1.63	1.25	to	2.50	5.13		to	3.84
12/31/2019	289,721	25.94	to	12.02	7,237,308	1.80	1.25	to	2.50	25.54		to	24.01
12/31/2018	324,736	20.67	to	9.70	6,502,507	1.99	1.25	to	2.50	(9.67)		to	(10.78)
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2022	79,963	32.76	to	20.98	2,525,364	-	1.25	to	2.50	(39.08)		to	(39.82)
12/31/2021	91,581	53.78	to	34.87	4,762,403	-	1.25	to	2.50	10.29		to	8.95
12/30/2020	107,222	48.76	to	32.00	5,062,921	-	1.25	to	2.50	66.16		to	64.13
12/31/2019	134,060	29.35	to	19.50	3,807,868	-	1.25	to	2.50	38.76		to	37.07
12/31/2018	151,056	21.15	to	14.23	3,109,690	0.09	1.25	to	2.50	10.82		to	9.46
Fidelity® VIP Index 500 Service Class 2
12/31/2022	1,494	36.52	to	33.92	54,547	1.24	1.40	to	1.80	(19.54)		to	(19.86)
12/31/2021	1,420	45.39	to	42.33	64,453	1.08	1.40	to	1.80	26.49		to	25.99
12/30/2020	1,310	35.89	to	33.59	47,023	1.59	1.40	to	1.80	16.32		to	15.86
12/31/2019	1,242	30.85	to	29.00	38,314	1.62	1.40	to	1.80	29.21		to	28.70
12/31/2018	3,651	23.88	to	22.53	83,909	1.60	1.40	to	1.80	(6.05)		to	(6.42)
ProFund Access VP High Yield
12/31/2022	114,333	17.28	to	9.32	1,929,570	3.59	1.25	to	2.50	(9.10)		to	(10.21)
12/31/2021	101,828	19.01	to	10.38	1,883,803	2.50	1.25	to	2.50	(0.97)		to	(2.17)
12/30/2020	122,310	19.20	to	10.61	2,291,643	5.31	1.25	to	2.50	(1.30)		to	(2.50)
12/31/2019	129,072	19.45	to	10.88	2,452,609	4.73	1.25	to	2.50	11.04		to	9.69
12/31/2018	134,120	17.52	to	9.92	2,294,285	2.70	1.25	to	2.50	(1.85)		to	(3.05)
ProFund VP Asia 30
12/31/2022	65,221	8.32	to	8.84	532,055	0.54	1.25	to	2.50	(25.36)		to	(26.27)
12/31/2021	66,199	11.14	to	12.00	726,995	-	1.25	to	2.50	(19.53)		to	(20.51)
12/30/2020	100,089	13.85	to	15.09	1,364,711	1.08	1.25	to	2.50	33.88		to	32.24
12/31/2019	132,954	10.34	to	11.41	1,353,350	0.22	1.25	to	2.50	24.75		to	23.22
12/31/2018	132,584	8.29	to	9.26	1,084,323	0.51	1.25	to	2.50	(19.61)		to	(20.59)
ProFund VP Basic Materials
12/31/2022	159,805	16.73	to	13.16	2,589,298	0.18	1.25	to	2.50	(10.26)		to	(11.35)
12/31/2021	148,955	18.64	to	14.84	2,698,572	0.24	1.25	to	2.50	24.08		to	22.57
12/30/2020	109,717	15.02	to	12.11	1,611,889	0.67	1.25	to	2.50	15.05		to	13.64
12/31/2019	130,845	13.06	to	10.65	1,675,113	0.33	1.25	to	2.50	16.27		to	14.85
12/31/2018	164,665	11.23	to	9.28	1,817,583	0.36	1.25	to	2.50	(18.68)		to	(19.68)
ProFund VP Bull
12/31/2022	251,079	25.85	to	20.95	6,224,391	-	1.25	to	2.65	(20.73)		to	(21.81)
12/31/2021	283,048	32.61	to	26.79	8,841,342	-	1.25	to	2.65	24.77		to	23.07
12/30/2020	376,125	26.13	to	21.77	9,418,645	0.09	1.25	to	2.65	14.60		to	13.04
12/31/2019	406,666	22.81	to	19.26	8,923,383	0.33	1.25	to	2.65	27.29		to	25.55
12/31/2018	289,483	17.92	to	15.34	4,947,056	-	1.25	to	2.65	(7.31)		to	(8.58)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Consumer Services
12/31/2022	85,939	$26.32	to	$12.08	$2,175,739	-%	1.25%	to	2.50%	(32.38	) %	to	(33.20	) %
12/31/2021	111,031	38.92	to	18.08	4,168,648	-	1.25	to	2.50	8.87		to	7.54
12/30/2020	145,879	35.75	to	16.81	5,055,158	-	1.25	to	2.50	26.76		to	25.22
12/31/2019	160,964	28.20	to	13.43	4,431,509	-	1.25	to	2.50	23.10		to	21.60
12/31/2018	168,623	22.91	to	11.04	3,768,251	-	1.25	to	2.50	(0.63)		to	(1.85)
ProFund VP Emerging Markets
12/31/2022	930,384	7.34	to	6.84	6,679,947	0.64	1.25	to	2.65	(17.23)		to	(18.35)
12/31/2021	917,902	8.87	to	8.37	7,968,747	-	1.25	to	2.65	(19.03)		to	(20.13)
12/30/2020	731,406	10.96	to	10.49	7,851,658	0.60	1.25	to	2.65	25.16		to	23.45
12/31/2019	877,583	8.75	to	8.49	7,535,763	0.47	1.25	to	2.65	22.70		to	21.03
12/31/2018	816,833	7.13	to	7.02	5,732,716	0.27	1.25	to	2.65	(16.32)		to	(17.47)
ProFund VP Europe 30
12/31/2022	50,606	9.30	to	12.62	482,242	1.21	1.25	to	2.65	(8.90)		to	(10.14)
12/31/2021	72,059	10.21	to	14.04	755,432	0.91	1.25	to	2.65	22.99		to	21.32
12/30/2020	65,194	8.30	to	11.58	569,569	2.59	1.25	to	2.65	(10.35)		to	(11.58)
12/31/2019	77,818	9.26	to	13.09	765,882	2.74	1.25	to	2.65	16.33		to	14.75
12/31/2018	91,651	7.96	to	11.41	787,387	3.08	1.25	to	2.65	(15.20)		to	(16.36)
ProFund VP Falling U.S. Dollar
12/31/2022	4,212	5.13	to	7.45	21,067	-	1.25	to	2.50	(9.89)		to	(10.98)
12/31/2021	7,430	5.69	to	8.36	41,354	-	1.25	to	2.50	(9.17)		to	(10.28)
12/30/2020	9,924	6.26	to	9.32	61,308	0.33	1.25	to	2.50	3.51		to	2.25
12/31/2019	4,565	6.05	to	9.12	27,080	0.05	1.25	to	2.50	(3.55)		to	(4.72)
12/31/2018	12,616	6.27	to	9.57	76,710	-	1.25	to	2.50	(7.47)		to	(8.61)
ProFund VP Financials
12/31/2022	175,576	12.33	to	12.73	2,160,194	0.09	1.25	to	2.50	(16.19)		to	(17.21)
12/31/2021	223,984	14.71	to	15.38	3,298,703	0.34	1.25	to	2.50	28.50		to	26.93
12/30/2020	249,878	11.45	to	12.12	2,851,968	0.65	1.25	to	2.50	(2.98)		to	(4.17)
12/31/2019	305,753	11.80	to	12.64	3,585,937	0.51	1.25	to	2.50	28.66		to	27.09
12/31/2018	324,215	9.17	to	9.95	2,938,039	0.37	1.25	to	2.50	(11.54)		to	(12.63)
ProFund VP Government Money Market
12/31/2022	918,365	8.93	to	7.73	7,852,944	1.18	1.25	to	2.65	(0.20)		to	(1.56)
12/31/2021	538,840	8.94	to	7.85	4,602,129	0.01	1.25	to	2.65	(1.22)		to	(2.57)
12/30/2020	731,645	9.05	to	8.05	6,362,890	0.03	1.25	to	2.65	(1.19)		to	(2.54)
12/31/2019	417,993	9.16	to	8.26	3,677,097	0.82	1.25	to	2.65	(0.47)		to	(1.83)
12/31/2018	934,343	9.21	to	8.42	8,412,730	0.37	1.25	to	2.65	(0.83)		to	(2.19)
ProFund VP International
12/31/2022	770,413	7.62	to	10.05	5,783,291	-	1.25	to	2.65	(17.48)		to	(18.60)
12/31/2021	813,631	9.24	to	12.34	7,428,870	-	1.25	to	2.65	7.48		to	6.01
12/30/2020	158,381	8.60	to	11.64	1,427,556	0.49	1.25	to	2.65	3.60		to	2.19
12/31/2019	186,580	8.30	to	11.39	1,634,996	0.26	1.25	to	2.65	17.80		to	16.19
12/31/2018	218,720	7.04	to	9.81	1,636,543	-	1.25	to	2.65	(16.80)		to	(17.95)
ProFund VP Japan
12/31/2022	35,349	10.26	to	11.64	350,609	-	1.25	to	2.50	(11.03)		to	(12.12)
12/31/2021	52,899	11.53	to	13.25	601,080	-	1.25	to	2.50	2.61		to	1.36
12/30/2020	41,789	11.24	to	13.07	468,936	0.28	1.25	to	2.50	14.50		to	13.11
12/31/2019	47,925	9.81	to	11.55	471,613	0.13	1.25	to	2.50	18.52		to	17.07
12/31/2018	47,559	8.28	to	9.87	398,071	-	1.25	to	2.50	(12.73)		to	(13.80)
ProFund VP Mid-Cap
12/31/2022	202,085	20.37	to	11.87	3,983,851	-	1.25	to	2.50	(15.97)		to	(16.99)
12/31/2021	257,344	24.24	to	14.30	6,031,406	-	1.25	to	2.50	20.70		to	19.23
12/30/2020	147,177	20.08	to	12.00	2,805,038	1.07	1.25	to	2.50	9.39		to	8.06
12/31/2019	125,779	18.36	to	11.10	2,186,921	0.15	1.25	to	2.50	22.00		to	20.51
12/31/2018	140,896	15.05	to	9.21	2,009,612	-	1.25	to	2.50	(13.94)		to	(15.00)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP NASDAQ-100
12/31/2022	178,951	$50.04	to	$31.17	$8,447,332	-%	1.25%	to	2.65%	(34.73	) %	to	(35.62	) %
12/31/2021	202,627	76.66	to	48.41	14,532,022	-	1.25	to	2.65	23.26		to	21.58
12/30/2020	267,990	62.19	to	39.82	15,667,230	-	1.25	to	2.65	43.77		to	41.81
12/31/2019	271,981	43.26	to	28.08	11,101,979	-	1.25	to	2.65	35.01		to	33.17
12/31/2018	290,590	32.04	to	21.08	8,782,067	-	1.25	to	2.65	(3.09)		to	(4.42)
ProFund VP Oil & Gas
12/31/2022	384,863	11.45	to	10.49	4,296,952	0.89	1.25	to	2.50	57.47		to	55.55
12/31/2021	373,058	7.27	to	6.75	2,655,752	1.83	1.25	to	2.50	50.06		to	48.23
12/30/2020	236,402	4.84	to	4.55	1,122,213	2.48	1.25	to	2.50	(35.27)		to	(36.06)
12/31/2019	236,439	7.48	to	7.12	1,736,836	1.37	1.25	to	2.50	7.18		to	5.87
12/31/2018	264,692	6.98	to	6.72	1,815,455	1.79	1.25	to	2.50	(21.21)		to	(22.18)
ProFund VP Pharmaceuticals
12/31/2022	104,282	22.32	to	12.23	2,228,661	0.08	1.25	to	2.50	(7.29)		to	(8.42)
12/31/2021	119,589	24.08	to	13.35	2,762,143	0.29	1.25	to	2.50	9.83		to	8.49
12/30/2020	151,355	21.92	to	12.31	3,195,710	0.13	1.25	to	2.50	11.12		to	9.77
12/31/2019	114,413	19.73	to	11.21	2,194,284	0.80	1.25	to	2.50	12.63		to	11.26
12/31/2018	140,306	17.52	to	10.08	2,394,273	1.18	1.25	to	2.50	(7.36)		to	(8.50)
ProFund VP Precious Metals
12/31/2022	331,943	5.56	to	4.86	1,788,800	-	1.25	to	2.50	(12.12)		to	(13.19)
12/31/2021	319,503	6.33	to	5.60	1,961,534	-	1.25	to	2.50	(10.06)		to	(11.16)
12/30/2020	310,699	7.03	to	6.30	2,123,598	0.23	1.25	to	2.50	22.57		to	21.08
12/31/2019	470,215	5.74	to	5.20	2,637,624	0.04	1.25	to	2.50	44.18		to	42.42
12/31/2018	576,024	3.98	to	3.65	2,251,841	-	1.25	to	2.50	(14.54)		to	(15.59)
ProFund VP Short Emerging Markets
12/31/2022	23,117	1.69	to	2.70	40,918	-	1.25	to	2.50	5.38		to	4.10
12/31/2021	52,354	1.61	to	2.59	86,505	-	1.25	to	2.50	8.60		to	7.27
12/30/2020	23,766	1.48	to	2.42	36,846	0.86	1.25	to	2.50	(32.60)		to	(33.42)
12/31/2019	44,107	2.20	to	3.63	99,316	0.55	1.25	to	2.50	(21.97)		to	(22.92)
12/31/2018	48,382	2.81	to	4.71	137,950	-	1.25	to	2.50	11.19		to	9.83
ProFund VP Short International
12/31/2022	5,648	2.46	to	3.66	13,863	-	1.25	to	2.50	11.07		to	9.72
12/31/2021	5,898	2.21	to	3.33	13,018	-	1.25	to	2.50	(14.47)		to	(15.51)
12/30/2020	6,101	2.58	to	3.95	15,531	0.52	1.25	to	2.50	(17.97)		to	(18.97)
12/31/2019	6,268	3.15	to	4.87	19,465	0.60	1.25	to	2.50	(18.44)		to	(19.43)
12/31/2018	7,176	3.86	to	6.05	27,361	-	1.25	to	2.50	14.04		to	12.64
ProFund VP Short NASDAQ-100
12/31/2022	831,584	0.55	to	0.59	453,463	-	1.25	to	2.50	33.40		to	31.78
12/31/2021	355,551	0.41	to	0.45	149,929	-	1.25	to	2.50	(26.05)		to	(26.96)
12/30/2020	205,296	0.56	to	0.61	120,323	0.14	1.25	to	2.50	(43.48)		to	(44.17)
12/31/2019	180,892	0.98	to	1.09	172,605	0.14	1.25	to	2.50	(28.94)		to	(29.81)
12/31/2018	198,347	1.38	to	1.56	266,845	-	1.25	to	2.50	(4.09)		to	(5.27)
ProFund VP Short Small-Cap
12/31/2022	228,639	0.78	to	1.00	177,482	-	1.25	to	2.50	16.36		to	14.94
12/31/2021	63,928	0.67	to	0.87	41,783	-	1.25	to	2.50	(20.05)		to	(21.03)
12/30/2020	54,122	0.84	to	1.10	44,406	0.12	1.25	to	2.50	(32.80)		to	(33.63)
12/31/2019	540,411	1.25	to	1.66	662,556	0.12	1.25	to	2.50	(21.76)		to	(22.72)
12/31/2018	576,129	1.60	to	2.15	902,457	-	1.25	to	2.50	9.02		to	7.69
ProFund VP Small-Cap
12/31/2022	115,411	19.52	to	10.52	2,174,853	-	1.25	to	2.50	(22.81)		to	(23.75)
12/31/2021	123,620	25.29	to	13.80	3,011,504	-	1.25	to	2.50	11.49		to	10.13
12/30/2020	62,524	22.69	to	12.53	1,323,314	0.05	1.25	to	2.50	15.61		to	14.20
12/31/2019	90,536	19.62	to	10.97	1,657,791	-	1.25	to	2.50	22.08		to	20.59
12/31/2018	112,307	16.07	to	9.10	1,686,373	-	1.25	to	2.50	(13.97)		to	(15.03)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Small-Cap Value
12/31/2022	99,621	$19.50	to	$10.97	$1,887,654	-%	1.25%	to	2.50%	(13.49	) %	to	(14.55	) %
12/31/2021	108,184	22.55	to	12.84	2,377,644	0.09	1.25	to	2.50	26.97		to	25.42
12/30/2020	60,116	17.76	to	10.24	1,040,185	0.03	1.25	to	2.50	(0.19)		to	(1.40)
12/31/2019	74,749	17.79	to	10.39	1,296,075	-	1.25	to	2.50	21.05		to	19.57
12/31/2018	45,806	14.70	to	8.69	654,407	-	1.25	to	2.50	(15.28)		to	(16.32)
ProFund VP Telecommunications
12/31/2022	44,403	9.78	to	8.21	419,616	1.89	1.25	to	2.50	(22.19)		to	(23.14)
12/31/2021	47,884	12.57	to	10.68	588,782	1.14	1.25	to	2.50	16.95		to	15.53
12/30/2020	67,940	10.75	to	9.25	717,231	0.86	1.25	to	2.50	1.88		to	0.63
12/31/2019	75,578	10.55	to	9.19	788,893	3.37	1.25	to	2.50	13.35		to	11.97
12/31/2018	69,099	9.31	to	8.21	635,447	5.44	1.25	to	2.50	(16.16)		to	(17.19)
ProFund VP U.S. Government Plus
12/31/2022	31,827	12.02	to	6.06	348,239	-	1.25	to	2.50	(42.42)		to	(43.12)
12/31/2021	45,579	20.87	to	10.65	861,216	-	1.25	to	2.50	(8.23)		to	(9.35)
12/30/2020	57,029	22.74	to	11.75	1,186,131	0.04	1.25	to	2.50	19.20		to	17.75
12/31/2019	51,902	19.08	to	9.98	928,007	0.85	1.25	to	2.50	16.76		to	15.34
12/31/2018	70,297	16.34	to	8.65	1,117,866	0.95	1.25	to	2.50	(6.60)		to	(7.74)
ProFund VP UltraSmall-Cap
12/31/2022	121,651	14.17	to	8.96	1,692,708	-	1.25	to	2.50	(44.38)		to	(45.06)
12/31/2021	113,026	25.47	to	16.30	2,839,091	-	1.25	to	2.50	21.78		to	20.30
12/30/2020	127,817	20.92	to	13.55	2,636,200	0.12	1.25	to	2.50	14.95		to	13.55
12/31/2019	222,784	18.20	to	11.93	3,959,951	-	1.25	to	2.50	45.51		to	43.74
12/31/2018	246,859	12.50	to	8.30	3,024,891	-	1.25	to	2.50	(27.86)		to	(28.75)
ProFund VP Utilities
12/31/2022	156,957	20.61	to	13.80	3,147,083	1.08	1.25	to	2.50	(1.48)		to	(2.68)
12/31/2021	127,980	20.92	to	14.18	2,612,157	1.61	1.25	to	2.50	13.98		to	12.59
12/30/2020	148,071	18.35	to	12.59	2,652,890	1.57	1.25	to	2.50	(3.60)		to	(4.78)
12/31/2019	176,089	19.04	to	13.22	3,283,795	1.54	1.25	to	2.50	21.36		to	19.88
12/31/2018	180,879	15.69	to	11.03	2,785,067	2.20	1.25	to	2.50	1.61		to	0.36
TA Aegon Bond Initial Class
12/31/2022	1,155,553	15.66	to	9.13	16,755,415	2.55	1.25	to	2.65	(15.89)		to	(17.03)
12/31/2021	1,438,744	18.61	to	11.01	24,879,766	1.52	1.25	to	2.65	(2.10)		to	(3.43)
12/30/2020	1,595,410	19.01	to	11.40	28,392,123	3.98	1.25	to	2.65	6.36		to	4.91
12/31/2019	1,829,150	17.88	to	10.87	30,824,370	2.50	1.25	to	2.65	7.08		to	5.61
12/31/2018	1,991,493	16.70	to	10.29	31,411,079	2.54	1.25	to	2.65	(1.89)		to	(3.23)
TA Aegon Bond Service Class
12/31/2022	6,576	13.86	to	12.46	88,029	2.54	1.25	to	1.80	(16.13)		to	(16.58)
12/31/2021	8,534	16.53	to	14.93	135,316	1.18	1.25	to	1.80	(2.29)		to	(2.82)
12/30/2020	10,128	16.91	to	15.36	164,131	4.02	1.25	to	1.80	6.08		to	5.51
12/31/2019	14,709	15.94	to	14.56	226,145	2.26	1.25	to	1.80	6.88		to	6.30
12/31/2018	15,162	14.92	to	13.70	218,909	2.35	1.25	to	1.80	(2.25)		to	(2.78)
TA Aegon Core Bond Initial Class
12/31/2022	926,802	38.98	to	9.24	23,640,917	2.89	1.25	to	2.65	(13.84)		to	(15.01)
12/31/2021	1,017,397	45.24	to	10.87	30,351,342	2.79	1.25	to	2.65	(2.25)		to	(3.59)
12/30/2020	1,218,985	46.28	to	11.27	36,929,096	3.82	1.25	to	2.65	6.14		to	4.69
12/31/2019	1,113,966	43.61	to	10.77	32,767,266	2.52	1.25	to	2.65	7.19		to	5.72
12/31/2018	1,301,192	40.68	to	10.18	35,931,674	3.19	1.25	to	2.65	(1.16)		to	(2.52)
TA Aegon Core Bond Service Class
12/31/2022	20,450	14.20	to	12.76	276,321	2.38	1.25	to	1.80	(14.07)		to	(14.53)
12/31/2021	22,137	16.53	to	14.93	349,671	2.37	1.25	to	1.80	(2.49)		to	(3.01)
12/30/2020	22,080	16.95	to	15.40	358,838	3.40	1.25	to	1.80	5.84		to	5.27
12/31/2019	23,349	16.01	to	14.62	360,413	2.18	1.25	to	1.80	6.92		to	6.34
12/31/2018	26,534	14.98	to	13.75	381,221	2.89	1.25	to	1.80	(1.33)		to	(1.87)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Aegon High Yield Bond Initial Class
12/31/2022	190,345	$24.05	to	$12.81	$4,303,167	5.85%	1.25%	to	2.50%	(12.22	) %	to	(13.29	) %
12/31/2021	213,943	27.40	to	14.78	5,499,349	5.20	1.25	to	2.50	5.03		to	3.75
12/30/2020	275,758	26.09	to	14.24	6,830,199	6.53	1.25	to	2.50	3.74		to	2.48
12/31/2019	318,230	25.15	to	13.90	7,623,087	6.14	1.25	to	2.50	12.80		to	11.43
12/31/2018	352,156	22.29	to	12.47	7,542,109	6.14	1.25	to	2.50	(3.56)		to	(4.75)
TA Aegon High Yield Bond Service Class
12/31/2022	2,369	22.93	to	20.60	52,708	5.46	1.25	to	1.80	(12.55)		to	(13.02)
12/31/2021	2,432	26.22	to	23.69	61,991	6.03	1.25	to	1.80	4.94		to	4.37
12/30/2020	7,897	24.98	to	22.69	194,496	6.05	1.25	to	1.80	3.39		to	2.83
12/31/2019	8,132	24.16	to	22.07	193,564	5.96	1.25	to	1.80	12.57		to	11.96
12/31/2018	8,653	21.47	to	19.71	183,109	5.96	1.25	to	1.80	(3.92)		to	(4.44)
TA Aegon Sustainable Equity Income Initial Class
12/31/2022	1,181,665	43.65	to	15.74	45,744,202	2.16	1.25	to	2.65	(12.72)		to	(13.91)
12/31/2021	1,295,517	50.01	to	18.29	57,812,032	2.14	1.25	to	2.65	20.91		to	19.26
12/30/2020	1,409,422	41.36	to	15.33	52,146,376	3.02	1.25	to	2.65	(8.50)		to	(9.75)
12/31/2019	1,509,939	45.20	to	16.99	61,580,013	2.46	1.25	to	2.65	22.38		to	20.71
12/31/2018	1,680,939	36.94	to	14.07	56,235,350	2.14	1.25	to	2.65	(12.60)		to	(13.80)
TA Aegon Sustainable Equity Income Service Class
12/31/2022	12,602	31.75	to	28.53	396,509	1.53	1.25	to	1.80	(12.93)		to	(13.40)
12/31/2021	21,135	36.47	to	32.95	761,609	1.87	1.25	to	1.80	20.61		to	19.96
12/30/2020	22,860	30.23	to	27.46	682,427	2.75	1.25	to	1.80	(8.73)		to	(9.22)
12/31/2019	25,177	33.13	to	30.25	817,718	2.23	1.25	to	1.80	22.05		to	21.39
12/31/2018	25,915	27.14	to	24.92	690,073	1.93	1.25	to	1.80	(12.78)		to	(13.26)
TA Aegon U.S. Government Securities Initial Class
12/31/2022	402,946	13.43	to	8.33	5,018,838	1.06	1.25	to	2.50	(14.10)		to	(15.14)
12/31/2021	438,899	15.63	to	9.82	6,416,303	2.17	1.25	to	2.50	(3.60)		to	(4.77)
12/30/2020	569,748	16.21	to	10.31	8,688,079	1.85	1.25	to	2.50	7.63		to	6.32
12/31/2019	478,822	15.06	to	9.70	6,824,252	2.00	1.25	to	2.50	5.29		to	4.00
12/31/2018	474,842	14.31	to	9.33	6,513,856	3.01	1.25	to	2.50	(0.99)		to	(2.20)
TA Aegon U.S. Government Securities Service Class
12/31/2022	7,177	12.04	to	10.82	86,025	0.81	1.25	to	1.80	(14.36)		to	(14.83)
12/31/2021	7,185	14.06	to	12.71	100,580	1.64	1.25	to	1.80	(3.74)		to	(4.26)
12/30/2020	7,749	14.61	to	13.27	112,400	1.44	1.25	to	1.80	7.32		to	6.74
12/31/2019	8,097	13.61	to	12.43	109,133	1.77	1.25	to	1.80	5.04		to	4.47
12/31/2018	8,628	12.96	to	11.90	110,277	2.51	1.25	to	1.80	(1.23)		to	(1.76)
TA BlackRock Global Real Estate Securities Initial Class
12/31/2022	435,449	34.21	to	10.98	13,781,102	3.39	1.25	to	2.65	(29.08)		to	(30.04)
12/31/2021	469,435	48.23	to	15.70	21,488,176	2.49	1.25	to	2.65	24.67		to	22.97
12/30/2020	556,617	38.69	to	12.77	20,535,744	12.39	1.25	to	2.65	(1.55)		to	(2.89)
12/31/2019	615,895	39.29	to	13.15	23,134,330	0.91	1.25	to	2.65	23.65		to	21.96
12/31/2018	680,334	31.78	to	10.78	20,748,332	8.48	1.25	to	2.65	(11.21)		to	(12.42)
TA BlackRock Global Real Estate Securities Service Class
12/31/2022	12,310	27.01	to	24.27	323,249	2.95	1.25	to	1.80	(29.27)		to	(29.65)
12/31/2021	12,791	38.18	to	34.50	475,354	2.12	1.25	to	1.80	24.30		to	23.63
12/30/2020	14,663	30.72	to	27.90	438,828	11.39	1.25	to	1.80	(1.74)		to	(2.27)
12/31/2019	15,487	31.26	to	28.55	472,348	0.60	1.25	to	1.80	23.34		to	22.68
12/31/2018	16,849	25.34	to	23.27	417,545	7.80	1.25	to	1.80	(11.44)		to	(11.92)
TA BlackRock Government Money Market Initial Class
12/31/2022	2,679,404	15.61	to	11.33	33,587,669	1.42	1.25	to	2.65	0.16		to	(1.21)
12/31/2021	2,362,979	15.58	to	11.47	29,646,855	0.00	1.25	to	2.65	(1.23)		to	(2.58)
12/30/2020	2,794,375	15.78	to	11.77	35,419,380	0.24	1.25	to	2.65	(0.95)		to	(2.30)
12/31/2019	1,932,882	15.93	to	12.05	25,524,243	1.96	1.25	to	2.65	0.71		to	(0.66)
12/31/2018	2,534,468	15.81	to	12.13	33,106,532	1.80	1.25	to	2.65	0.54		to	(0.84)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA BlackRock Government Money Market Service Class
12/31/2022	44,916	$9.47	to	$8.51	$410,598	1.37%	1.25%	to	1.80%	0.16%	to	(0.38	) %
12/31/2021	69,182	9.46	to	8.55	633,921	0.01	1.25	to	1.80	(1.23)	to	(1.76)
12/30/2020	48,444	9.58	to	8.70	449,092	0.22	1.25	to	1.80	(0.99)	to	(1.53)
12/31/2019	39,530	9.67	to	8.83	367,324	1.71	1.25	to	1.80	0.46	to	(0.08)
12/31/2018	39,075	9.63	to	8.84	363,495	0.84	1.25	to	1.80	(0.41)	to	(0.95)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2022	42,267	12.00	to	9.92	494,771	1.18	1.25	to	2.50	(16.33)	to	(17.35)
12/31/2021	61,100	14.34	to	12.00	856,839	1.01	1.25	to	2.50	4.44	to	3.16
12/30/2020	73,592	13.73	to	11.63	990,614	2.03	1.25	to	2.50	5.34	to	4.05
12/31/2019	48,895	13.04	to	11.18	623,898	1.94	1.25	to	2.50	9.86	to	8.52
12/31/2018	57,578	11.87	to	10.30	672,854	1.23	1.25	to	2.50	(4.09)	to	(5.27)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2022	80,910	11.89	to	9.28	940,836	1.27	1.25	to	2.50	(19.32)	to	(20.30)
12/31/2021	90,289	14.74	to	11.64	1,299,121	0.55	1.25	to	2.50	6.29	to	5.00
12/30/2020	98,872	13.87	to	11.08	1,348,570	1.84	1.25	to	2.50	(3.29)	to	(4.47)
12/31/2019	104,482	14.34	to	11.60	1,479,483	1.69	1.25	to	2.50	9.98	to	8.64
12/31/2018	106,782	13.04	to	10.68	1,376,464	1.33	1.25	to	2.50	(7.12)	to	(8.26)
TA BlackRock iShares Edge 40 Initial Class
12/31/2022	82,261	18.87	to	10.43	1,444,563	1.90	1.25	to	2.50	(15.30)	to	(16.33)
12/31/2021	91,800	22.28	to	12.47	1,898,905	1.80	1.25	to	2.50	4.78	to	3.50
12/30/2020	120,025	21.26	to	12.04	2,420,867	2.44	1.25	to	2.50	8.29	to	6.97
12/31/2019	130,278	19.64	to	11.26	2,431,217	2.22	1.25	to	2.50	13.88	to	12.50
12/31/2018	147,907	17.24	to	10.01	2,439,913	1.91	1.25	to	2.50	(5.33)	to	(6.49)
TA BlackRock iShares Edge 40 Service Class
12/31/2022	956	18.53	to	16.65	17,551	1.54	1.25	to	1.80	(15.49)	to	(15.95)
12/31/2021	1,086	21.92	to	19.81	23,545	1.49	1.25	to	1.80	4.47	to	3.91
12/30/2020	1,369	20.98	to	19.06	28,378	2.03	1.25	to	1.80	8.10	to	7.52
12/31/2019	2,064	19.41	to	17.73	39,603	1.97	1.25	to	1.80	13.68	to	13.07
12/31/2018	2,316	17.08	to	15.68	39,065	1.62	1.25	to	1.80	(5.61)	to	(6.13)
TA BlackRock Tactical Allocation Service Class
12/31/2022	280,399	12.54	to	10.97	3,447,225	3.50	1.25	to	2.50	(17.24)	to	(18.25)
12/31/2021	320,542	15.16	to	13.42	4,764,439	2.50	1.25	to	2.50	6.30	to	5.01
12/30/2020	337,738	14.26	to	12.78	4,754,358	1.70	1.25	to	2.50	11.79	to	10.43
12/31/2019	352,235	12.76	to	11.57	4,451,472	2.24	1.25	to	2.50	15.61	to	14.20
12/31/2018	380,578	11.03	to	10.13	4,169,855	0.98	1.25	to	2.50	(5.60)	to	(6.76)
TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2022	258,344	14.18	to	10.49	3,563,063	1.48	1.25	to	2.50	(15.32)	to	(16.35)
12/31/2021	262,014	16.75	to	12.55	4,265,943	1.20	1.25	to	2.50	8.00	to	6.69
12/30/2020	357,295	15.51	to	11.76	5,397,256	2.09	1.25	to	2.50	2.90	to	1.65
12/31/2019	394,604	15.07	to	11.57	5,800,071	1.99	1.25	to	2.50	14.22	to	12.83
12/31/2018	395,203	13.20	to	10.25	5,089,391	1.77	1.25	to	2.50	(5.73)	to	(6.89)
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2022	227,520	15.52	to	11.39	3,431,151	1.39	1.25	to	2.50	(15.57)	to	(16.60)
12/31/2021	243,484	18.39	to	13.66	4,345,213	0.91	1.25	to	2.50	12.64	to	11.26
12/30/2020	335,428	16.32	to	12.28	5,323,073	2.04	1.25	to	2.50	2.93	to	1.67
12/31/2019	414,709	15.86	to	12.08	6,421,406	1.74	1.25	to	2.50	17.94	to	16.50
12/31/2018	397,351	13.45	to	10.37	5,240,391	1.55	1.25	to	2.50	(8.31)	to	(9.44)
TA International Focus Initial Class
12/31/2022	1,316,013	20.46	to	12.37	24,252,930	3.01	1.25	to	2.65	(21.03)	to	(22.11)
12/31/2021	1,420,274	25.90	to	15.89	33,162,806	1.23	1.25	to	2.65	9.45	to	7.96
12/30/2020	1,774,600	23.67	to	14.71	38,258,844	2.27	1.25	to	2.65	19.40	to	17.78
12/31/2019	1,932,480	19.82	to	12.49	34,984,252	1.64	1.25	to	2.65	26.11	to	24.39
12/31/2018	2,118,864	15.72	to	10.04	30,490,491	1.19	1.25	to	2.65	(18.73)	to	(19.84)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA International Focus Service Class
12/31/2022	5,945	$27.59	to	$24.79	$161,999	2.73%	1.25%	to	1.80%	(21.28	) %	to	(21.70	) %
12/31/2021	6,690	35.04	to	31.66	232,076	1.05	1.25	to	1.80	9.26		to	8.67
12/30/2020	6,812	32.07	to	29.13	216,329	1.89	1.25	to	1.80	19.10		to	18.45
12/31/2019	10,627	26.93	to	24.60	277,972	1.28	1.25	to	1.80	25.83		to	25.15
12/31/2018	13,752	21.40	to	19.65	286,749	0.98	1.25	to	1.80	(18.97)		to	(19.41)
TA Janus Balanced Service Class
12/31/2022	3,840,781	1.81	to	1.62	6,940,326	0.85	1.25	to	2.50	(17.79)		to	(18.79)
12/31/2021	4,207,838	2.20	to	2.00	9,263,285	1.16	1.25	to	2.50	14.02		to	12.63
12/30/2020	4,339,639	1.93	to	1.77	8,385,678	1.55	1.25	to	2.50	12.90		to	11.53
12/31/2019	3,878,813	1.71	to	1.59	6,610,131	1.35	1.25	to	2.50	20.27		to	18.80
12/31/2018	2,787,014	1.42	to	1.34	3,939,432	1.48	1.25	to	2.50	(1.31)		to	(2.52)
TA Janus Mid-Cap Growth Initial Class
12/31/2022	1,040,837	115.20	to	20.05	94,218,556	-	1.25	to	2.65	(17.74)		to	(18.86)
12/31/2021	1,155,905	140.04	to	24.72	126,292,389	0.27	1.25	to	2.65	15.85		to	14.27
12/30/2020	1,336,474	120.88	to	21.63	123,832,010	0.23	1.25	to	2.65	17.73		to	16.13
12/31/2019	1,460,824	102.68	to	18.63	115,385,380	0.07	1.25	to	2.65	35.02		to	33.18
12/31/2018	1,589,006	76.04	to	13.99	93,909,969	0.06	1.25	to	2.65	(2.44)		to	(3.78)
TA Janus Mid-Cap Growth Service Class
12/31/2022	13,361	43.00	to	38.64	560,934	-	1.25	to	1.80	(17.96)		to	(18.40)
12/31/2021	14,939	52.41	to	47.35	766,113	0.10	1.25	to	1.80	15.55		to	14.92
12/30/2020	16,673	45.36	to	41.20	740,653	0.04	1.25	to	1.80	17.46		to	16.83
12/31/2019	17,924	38.61	to	35.27	677,798	-	1.25	to	1.80	34.65		to	33.92
12/31/2018	18,608	28.68	to	26.33	523,331	-	1.25	to	1.80	(2.68)		to	(3.21)
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2022	1,437,360	19.46	to	11.52	25,611,709	5.48	1.25	to	2.50	(16.40)		to	(17.42)
12/31/2021	1,728,080	23.27	to	13.95	37,000,477	2.39	1.25	to	2.50	4.59		to	3.32
12/30/2020	2,097,319	22.25	to	13.50	43,622,052	2.52	1.25	to	2.50	10.10		to	8.75
12/31/2019	2,260,800	20.21	to	12.42	43,042,877	2.62	1.25	to	2.50	12.50		to	11.12
12/31/2018	2,456,523	17.97	to	11.17	41,678,665	1.77	1.25	to	2.50	(5.17)		to	(6.33)
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2022	32,722	19.67	to	17.68	628,870	5.25	1.25	to	1.80	(16.65)		to	(17.10)
12/31/2021	35,929	23.60	to	21.32	826,217	2.12	1.25	to	1.80	4.32		to	3.76
12/30/2020	43,140	22.62	to	20.55	946,360	2.30	1.25	to	1.80	9.87		to	9.28
12/31/2019	47,595	20.59	to	18.80	952,671	2.24	1.25	to	1.80	12.15		to	11.54
12/31/2018	44,949	18.36	to	16.86	806,285	1.54	1.25	to	1.80	(5.47)		to	(5.98)
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2022	2,254,405	27.90	to	24.40	59,896,975	5.95	1.25	to	2.65	(23.52)		to	(24.56)
12/31/2021	2,424,950	36.48	to	32.35	84,348,292	1.68	1.25	to	2.65	18.16		to	16.55
12/30/2020	2,962,522	30.88	to	27.76	87,321,817	1.69	1.25	to	2.65	23.20		to	21.52
12/31/2019	3,220,218	25.06	to	22.84	77,881,169	1.73	1.25	to	2.65	24.50		to	22.80
12/31/2018	3,419,417	20.13	to	18.60	66,492,509	1.86	1.25	to	2.65	(11.51)		to	(12.72)
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2022	72,162	31.81	to	28.59	2,245,310	5.76	1.25	to	1.80	(23.69)		to	(24.10)
12/31/2021	74,959	41.69	to	37.66	3,062,339	1.45	1.25	to	1.80	17.88		to	17.24
12/30/2020	82,629	35.37	to	32.13	2,868,947	1.48	1.25	to	1.80	22.82		to	22.16
12/31/2019	87,294	28.79	to	26.30	2,472,000	1.47	1.25	to	1.80	24.31		to	23.64
12/31/2018	92,481	23.16	to	21.27	2,108,669	1.59	1.25	to	1.80	(11.81)		to	(12.29)
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2022	2,953,741	22.26	to	12.26	61,555,853	5.25	1.25	to	2.50	(17.11)		to	(18.12)
12/31/2021	3,272,556	26.85	to	14.97	82,542,081	1.92	1.25	to	2.50	7.83		to	6.52
12/30/2020	3,872,601	24.90	to	14.05	90,990,755	2.17	1.25	to	2.50	11.21		to	9.86
12/31/2019	4,279,917	22.39	to	12.79	91,445,896	2.17	1.25	to	2.50	14.98		to	13.58
12/31/2018	4,710,546	19.47	to	11.26	87,770,549	1.75	1.25	to	2.50	(6.30)		to	(7.45)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2022	57,013	$23.31	to	$20.95	$1,307,299	4.82%	1.25%	to	1.80%	(17.28	) %	to	(17.73	) %
12/31/2021	70,434	28.18	to	25.46	1,954,307	1.70	1.25	to	1.80	7.59		to	7.01
12/30/2020	72,002	26.20	to	23.80	1,858,594	1.89	1.25	to	1.80	10.89		to	10.29
12/31/2019	87,976	23.62	to	21.58	2,041,452	1.94	1.25	to	1.80	14.74		to	14.12
12/31/2018	99,985	20.59	to	18.91	2,019,594	1.53	1.25	to	1.80	(6.52)		to	(7.03)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2022	4,124,986	24.95	to	12.41	95,027,685	5.35	1.25	to	2.50	(18.37)		to	(19.37)
12/31/2021	4,673,601	30.57	to	15.39	132,061,508	2.16	1.25	to	2.50	12.54		to	11.17
12/30/2020	5,546,435	27.16	to	13.85	142,613,031	2.05	1.25	to	2.50	13.65		to	12.26
12/31/2019	5,916,260	23.90	to	12.33	134,913,208	2.19	1.25	to	2.50	18.53		to	17.08
12/31/2018	6,368,213	20.16	to	10.53	123,566,431	1.93	1.25	to	2.50	(8.22)		to	(9.35)
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2022	113,386	27.16	to	24.40	2,995,343	5.12	1.25	to	1.80	(18.55)		to	(18.98)
12/31/2021	126,282	33.34	to	30.12	4,129,584	1.97	1.25	to	1.80	12.30		to	11.69
12/30/2020	130,290	29.69	to	26.97	3,798,076	1.83	1.25	to	1.80	13.25		to	12.64
12/31/2019	137,204	26.21	to	23.94	3,533,941	1.95	1.25	to	1.80	18.31		to	17.67
12/31/2018	145,187	22.16	to	20.35	3,165,751	1.65	1.25	to	1.80	(8.47)		to	(8.97)
TA JPMorgan Enhanced Index Initial Class
12/31/2022	912,969	39.61	to	16.24	34,387,107	0.68	1.25	to	2.50	(19.36)		to	(20.34)
12/31/2021	944,397	49.12	to	20.39	44,116,173	0.81	1.25	to	2.50	28.51		to	26.95
12/30/2020	795,940	38.22	to	16.06	28,947,917	1.47	1.25	to	2.50	18.68		to	17.23
12/31/2019	801,581	32.21	to	13.70	24,621,533	1.19	1.25	to	2.50	29.42		to	27.84
12/31/2018	826,753	24.89	to	10.72	19,684,447	1.08	1.25	to	2.50	(7.18)		to	(8.32)
TA JPMorgan Enhanced Index Service Class
12/31/2022	1,547	44.56	to	40.04	68,562	0.37	1.25	to	1.80	(19.55)		to	(19.98)
12/31/2021	2,055	55.39	to	50.04	113,347	0.61	1.25	to	1.80	28.19		to	27.49
12/30/2020	1,654	43.21	to	39.25	71,043	1.20	1.25	to	1.80	18.38		to	17.74
12/31/2019	3,092	36.50	to	33.34	111,306	0.94	1.25	to	1.80	29.08		to	28.38
12/31/2018	3,519	28.28	to	25.97	98,279	0.84	1.25	to	1.80	(7.41)		to	(7.91)
TA JPMorgan International Moderate Growth Initial Class
12/31/2022	144,158	12.96	to	11.34	1,809,935	4.91	1.25	to	2.50	(18.30)		to	(19.30)
12/31/2021	168,981	15.87	to	14.05	2,601,091	1.51	1.25	to	2.50	7.90		to	6.59
12/30/2020	193,411	14.70	to	13.18	2,766,986	2.71	1.25	to	2.50	13.48		to	12.10
12/31/2019	218,632	12.96	to	11.76	2,776,736	2.29	1.25	to	2.50	16.32		to	14.90
12/31/2018	251,551	11.14	to	10.23	2,749,763	2.35	1.25	to	2.50	(12.68)		to	(13.75)
TA JPMorgan International Moderate Growth Service Class
12/31/2022	1,670	12.45	to	11.37	20,510	4.92	1.25	to	1.80	(18.44)		to	(18.88)
12/31/2021	1,625	15.26	to	14.02	24,482	1.32	1.25	to	1.80	7.66		to	7.08
12/30/2020	1,569	14.17	to	13.09	21,942	2.54	1.25	to	1.80	13.13		to	12.52
12/31/2019	1,606	12.53	to	11.63	19,876	2.08	1.25	to	1.80	16.16		to	15.53
12/31/2018	1,587	10.79	to	10.07	16,921	2.19	1.25	to	1.80	(13.00)		to	(13.48)
TA JPMorgan Mid Cap Value Initial Class
12/31/2022	168,860	49.40	to	12.75	7,510,472	0.81	1.25	to	2.50	(9.36)		to	(10.47)
12/31/2021	192,915	54.50	to	14.24	9,304,816	0.77	1.25	to	2.50	27.60		to	26.04
12/30/2020	277,433	42.71	to	11.29	10,737,644	1.28	1.25	to	2.50	0.10		to	(1.12)
12/31/2019	307,965	42.67	to	11.42	11,944,504	1.37	1.25	to	2.50	24.65		to	23.13
12/31/2018	329,333	34.23	to	9.28	10,944,615	0.83	1.25	to	2.50	(12.90)		to	(13.97)
TA JPMorgan Mid Cap Value Service Class
12/31/2022	2,000	46.99	to	42.23	93,169	0.56	1.25	to	1.80	(9.56)		to	(10.04)
12/31/2021	2,001	51.96	to	46.94	103,123	0.60	1.25	to	1.80	27.26		to	26.57
12/30/2020	2,002	40.83	to	37.09	81,118	1.04	1.25	to	1.80	(0.21)		to	(0.75)
12/31/2019	2,004	40.91	to	37.37	81,393	1.17	1.25	to	1.80	24.44		to	23.77
12/31/2018	2,019	32.88	to	30.19	65,927	0.61	1.25	to	1.80	(13.19)		to	(13.66)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA JPMorgan Tactical Allocation Initial Class
12/31/2022	625,233	$39.77	to	$10.72	$20,956,401	1.92%	1.25%	to	2.65%	(15.86	) %	to	(17.00	) %
12/31/2021	703,257	47.26	to	12.92	28,298,506	1.83	1.25	to	2.65	3.61		to	2.20
12/30/2020	802,175	45.61	to	12.64	31,300,111	2.40	1.25	to	2.65	10.98		to	9.46
12/31/2019	847,076	41.10	to	11.55	30,567,060	2.42	1.25	to	2.65	10.79		to	9.28
12/31/2018	929,889	37.10	to	10.57	30,598,668	2.22	1.25	to	2.65	(4.14)		to	(5.46)
TA JPMorgan Tactical Allocation Service Class
12/31/2022	15,287	16.40	to	14.73	248,327	1.52	1.25	to	1.80	(16.07)		to	(16.53)
12/31/2021	19,088	19.54	to	17.65	368,685	1.49	1.25	to	1.80	3.34		to	2.78
12/30/2020	21,001	18.91	to	17.17	391,912	2.04	1.25	to	1.80	10.72		to	10.12
12/31/2019	23,373	17.08	to	15.59	393,894	2.08	1.25	to	1.80	10.53		to	9.93
12/31/2018	25,624	15.45	to	14.19	390,873	1.90	1.25	to	1.80	(4.39)		to	(4.91)
TA Morgan Stanley Capital Growth Initial Class
12/31/2022	817,358	46.02	to	40.06	34,835,792	-	1.25	to	2.65	(60.34)		to	(60.88)
12/31/2021	914,194	116.02	to	102.41	97,946,899	-	1.25	to	2.65	(1.76)		to	(3.10)
12/30/2020	1,187,744	118.10	to	105.69	130,598,721	-	1.25	to	2.65	115.18		to	112.26
12/31/2019	1,458,314	54.88	to	49.79	75,027,195	-	1.25	to	2.65	22.21		to	20.54
12/31/2018	1,008,003	44.91	to	41.31	42,744,790	-	1.25	to	2.65	5.36		to	3.91
TA Morgan Stanley Capital Growth Service Class
12/31/2022	9,124	41.96	to	37.71	369,576	-	1.25	to	1.80	(60.41)		to	(60.62)
12/31/2021	13,262	105.99	to	95.76	1,354,858	-	1.25	to	1.80	(2.05)		to	(2.58)
12/30/2020	13,237	108.21	to	98.30	1,383,463	-	1.25	to	1.80	114.61		to	113.46
12/31/2019	15,070	50.42	to	46.05	735,587	-	1.25	to	1.80	21.95		to	21.29
12/31/2018	10,193	41.35	to	37.97	412,629	-	1.25	to	1.80	5.11		to	4.54
TA Multi-Managed Balanced Initial Class
12/31/2022	2,777,325	33.19	to	16.44	88,702,148	1.18	1.25	to	2.65	(17.31)		to	(18.44)
12/31/2021	3,028,888	40.14	to	20.16	117,450,085	1.14	1.25	to	2.65	15.59		to	14.02
12/30/2020	3,602,792	34.73	to	17.68	120,980,866	1.58	1.25	to	2.65	14.47		to	12.91
12/31/2019	3,824,424	30.34	to	15.66	112,863,733	1.65	1.25	to	2.65	20.27		to	18.63
12/31/2018	4,092,683	25.23	to	13.20	101,001,645	1.42	1.25	to	2.65	(4.85)		to	(6.16)
TA Multi-Managed Balanced Service Class
12/31/2022	16,340	32.92	to	29.58	522,081	0.91	1.25	to	1.80	(17.52)		to	(17.96)
12/31/2021	18,007	39.91	to	36.06	699,255	0.95	1.25	to	1.80	15.35		to	14.73
12/30/2020	18,549	34.60	to	31.43	625,648	1.43	1.25	to	1.80	14.18		to	13.56
12/31/2019	19,115	30.31	to	27.68	569,250	1.46	1.25	to	1.80	20.00		to	19.35
12/31/2018	20,600	25.26	to	23.19	512,004	1.21	1.25	to	1.80	(5.10)		to	(5.61)
TA PIMCO Tactical - Balanced Service Class
12/31/2022	657,954	1.18	to	1.04	765,354	0.55	1.25	to	2.50	(20.65)		to	(21.61)
12/31/2021	726,003	1.48	to	1.33	1,065,200	-	1.25	to	2.50	5.08		to	3.80
12/30/2020	1,756,855	1.41	to	1.28	2,449,824	3.57	1.25	to	2.50	7.51		to	6.20
12/31/2019	1,075,360	1.31	to	1.20	1,399,630	0.16	1.25	to	2.50	18.20		to	16.76
12/31/2018	1,118,577	1.11	to	1.03	1,232,596	3.11	1.25	to	2.50	(8.09)		to	(9.22)
TA PIMCO Tactical - Conservative Service Class
12/31/2022	1,165,147	1.13	to	10.04	1,341,841	1.05	1.25	to	2.50	(18.31)		to	(19.31)
12/31/2021	1,216,239	1.38	to	12.44	1,737,799	1.11	1.25	to	2.50	2.92		to	1.67
12/30/2020	1,061,716	1.34	to	12.24	1,493,399	1.50	1.25	to	2.50	8.54		to	7.21
12/31/2019	1,413,528	1.24	to	11.41	1,767,627	0.10	1.25	to	2.50	16.11		to	14.70
12/31/2018	812,416	1.06	to	9.95	866,477	3.27	1.25	to	2.50	(6.32)		to	(7.47)
TA PIMCO Tactical - Growth Service Class
12/31/2022	646,368	1.22	to	10.80	919,978	-	1.25	to	2.50	(19.04)		to	(20.02)
12/31/2021	697,547	1.50	to	13.50	1,042,010	-	1.25	to	2.50	7.86		to	6.55
12/30/2020	975,215	1.39	to	12.67	1,358,933	2.49	1.25	to	2.50	7.74		to	6.43
12/31/2019	343,250	1.29	to	11.91	461,521	-	1.25	to	2.50	20.05		to	18.59
12/31/2018	397,510	1.08	to	10.04	454,824	3.15	1.25	to	2.50	(8.83)		to	(9.95)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Small/Mid Cap Value Initial Class
12/31/2022	1,355,356	$48.77	to	$44.47	$63,014,737	0.59%	1.25%	to	2.65%	(9.44	) %	to	(10.67	) %
12/31/2021	1,499,037	53.86	to	49.79	76,732,308	0.65	1.25	to	2.65	26.54		to	24.82
12/30/2020	1,787,916	42.56	to	39.89	73,177,666	1.18	1.25	to	2.65	2.76		to	1.35
12/31/2019	1,918,647	41.42	to	39.36	76,798,395	0.97	1.25	to	2.65	23.73		to	22.05
12/31/2018	2,125,473	33.47	to	32.25	69,417,170	0.89	1.25	to	2.65	(12.56)		to	(13.76)
TA Small/Mid Cap Value Service Class
12/31/2022	27,489	48.39	to	43.73	1,305,925	0.34	1.25	to	1.80	(9.66)		to	(10.14)
12/31/2021	30,695	53.56	to	48.66	1,611,365	0.49	1.25	to	1.80	26.24		to	25.56
12/30/2020	34,514	42.43	to	38.76	1,436,695	1.00	1.25	to	1.80	2.46		to	1.91
12/31/2019	37,173	41.41	to	38.03	1,511,111	0.75	1.25	to	1.80	23.40		to	22.73
12/31/2018	38,695	33.56	to	30.99	1,275,378	0.67	1.25	to	1.80	(12.73)		to	(13.21)
TA T. Rowe Price Small Cap Initial Class
12/31/2022	637,573	47.53	to	41.39	26,707,252	-	1.25	to	2.65	(23.34)		to	(24.39)
12/31/2021	712,969	62.01	to	54.74	38,813,797	-	1.25	to	2.65	10.00		to	8.50
12/30/2020	846,616	56.37	to	50.45	42,239,421	-	1.25	to	2.65	22.04		to	20.37
12/31/2019	927,098	46.19	to	41.91	37,820,408	-	1.25	to	2.65	31.13		to	29.34
12/31/2018	1,013,020	35.23	to	32.40	31,597,222	-	1.25	to	2.65	(8.24)		to	(9.50)
TA T. Rowe Price Small Cap Service Class
12/31/2022	6,028	54.87	to	49.31	317,954	-	1.25	to	1.80	(23.55)		to	(23.97)
12/31/2021	6,012	71.78	to	64.85	415,578	-	1.25	to	1.80	9.71		to	9.12
12/30/2020	6,283	65.43	to	59.43	396,821	-	1.25	to	1.80	21.78		to	21.12
12/31/2019	7,372	53.73	to	49.07	381,902	-	1.25	to	1.80	30.76		to	30.05
12/31/2018	6,761	41.09	to	37.73	268,893	-	1.25	to	1.80	(8.43)		to	(8.93)
TA WMC US Growth Initial Class
12/31/2022	8,111,745	44.35	to	38.79	352,306,618	-	1.25	to	2.65	(32.19)		to	(33.12)
12/31/2021	8,876,620	65.40	to	57.99	568,800,625	0.08	1.25	to	2.65	19.18		to	17.55
12/30/2020	10,154,617	54.88	to	49.34	546,374,213	0.11	1.25	to	2.65	35.60		to	33.76
12/31/2019	11,230,271	40.47	to	36.88	446,343,734	0.13	1.25	to	2.65	38.32		to	36.43
12/31/2018	11,943,700	29.26	to	27.04	343,844,277	0.48	1.25	to	2.65	(1.03)		to	(2.39)
TA WMC US Growth Service Class
12/31/2022	37,035	46.62	to	41.90	1,689,854	-	1.25	to	1.80	(32.36)		to	(32.73)
12/31/2021	41,566	68.93	to	62.28	2,801,149	-	1.25	to	1.80	18.89		to	18.24
12/30/2020	46,644	57.98	to	52.67	2,646,148	-	1.25	to	1.80	35.25		to	34.52
12/31/2019	48,057	42.87	to	39.15	2,020,593	-	1.25	to	1.80	37.95		to	37.21
12/31/2018	46,914	31.07	to	28.54	1,433,014	0.28	1.25	to	1.80	(1.27)		to	(1.81)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate ranging from 0% to 0.40% of the daily net assets value of each subaccount for administrative expenses. TLIC deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.85% to 2.25% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.